As filed with the Securities and Exchange Commission on April 13, 2005


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 166


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 167


                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                David M. Whitaker
                      Citigroup Global Transaction Services
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:


                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue NW
                             Washington, D.C. 20036

--------------------------------------------------------------------------------

         immediately  upon  filing  pursuant  to  Rule  485,  paragraph  (b)

  X      on April 22, 2005 pursuant  to Rule 485,  paragraph  (b)
         60 days  after filing  pursuant  to Rule 485,  paragraph  (a)(1)

         on  ________________ pursuant to Rule 485, paragraph (a)(1)
         75 days after filing pursuant to Rule 485,  paragraph (a)(2)
         on ________________ pursuant to Rule 485, paragraph (a)(2) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of series being registered:  Absolute Strategies Fund.

                                   PROSPECTUS


                                 APRIL __, 2005

                         [Absolute Strategies Fund Logo]

                            ABSOLUTE STRATEGIES FUND

                   With Strategic Portfolio Analysis by Lipper
                                  [Lipper Logo]
                        ABSOLUTE/INVESTMENT/ADVISERS LLC
                              INSTITUTIONAL SHARES
                                    A SHARES
                                    C SHARES



   THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY
  FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
                            other government agency.

Absolute Strategies Fund and logo are servicemarks of Absolute Investment Advisers LLC; Absolute Investment Advisers ("AIA") and logo are servicemarks of AIA; Lipper and the Lipper logo are registered service marks of Lipper Inc.; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof

TABLE OF CONTENTS
--------------------------------------------------------------------------------

         RISK/RETURN SUMMARY

                  Investment Objective                                         3
                  Principal Investment Strategies of the Fund                  3
                  Principal Investment Strategies of Sub-Advisers              5
                  The Sub-Advisers                                             6
                  Glossary                                                    11
                  Principal Investment Risks                                  12
                  Performance Information                                     18

         FEE TABLES                                                           19

         MANAGEMENT                                                           21
                  The Adviser and Sub-Advisers
                  Portfolio Managers
                  Other Service Providers
                  Fund Expenses

         YOUR ACCOUNT                                                         28
                  How to Contact the Fund
                  General Information
                  Buying Shares
                  Selling Shares
                  Choosing a Share Class
                  Exchange Privileges
                  Retirement Accounts

         OTHER INFORMATION                                                    42
                  Distributions
                  Taxes
                  Organization

RISK RETURN SUMMARY - FUND DESCRIPTIONS


This Prospectus offers three classes of Absolute Strategies Fund (the "Fund"), an open-end management investment company (mutual fund). Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $1,000,000. Institutional Shares are also available to financial institutions that intend to maintain an omnibus account with the Fund for the benefit of their clients who purchase shares through investment programs such as
(1) fee-based advisory programs; (2) employee benefit plans like 401(k) retirement plans; and (3) mutual fund platforms. A Shares and C Shares are designed for retail investors purchasing Fund shares individually or through financial intermediaries.

INVESTMENT OBJECTIVE

The Fund seeks to achieve long - term capital appreciation with an emphasis on absolute returns and low correlation to traditional financial market indices. The Fund's investment objective may be changed by the Board of Trustees of the Fund without an investor vote.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is designed for investors who seek a long term investment with low correlation to traditional markets, and who desire added diversification as a part of an overall disciplined investment program.

The Fund seeks to achieve its objective by: (1) diversifying across multiple asset classes that tend to be uncorrelated over time; (2) utilizing multiple, established money managers that actively manage assets using risk-adjusted or absolute return oriented investment strategies; and (3) employing a proprietary quantitative approach to allocate to those asset classes and investment styles whose performance, Absolute Investment Advisers LLC (the "Adviser") believes, are complementary and have low correlation with each other or to major financial markets. By combining the expertise of several money managers with a quantitative approach to diversification and risk management, the Fund attempts to reduce volatility and mitigate losses in generally declining markets. However, there can be no assurance that losses will be avoided.

The strategies utilized by the Fund include absolute return strategies as well as traditional money management with an absolute or risk-adjusted return focus. Absolute return strategies are actively managed investments that aim to produce absolute (positive) returns regardless of general market conditions by exploiting disparities or inefficiencies in markets, geographical areas, and companies; taking advantage of anticipated price movements up and/or down of securities and markets; and/ or benefiting from cyclical relationships or special situations (such as reorganizations).

The Fund utilizes a multi-manager strategy with multiple sub-advisers (the "Sub-Advisers"), rather than a single investment adviser. The Fund is managed by the Adviser, a registered investment adviser. The Adviser has entered into sub-advisory agreements with fourteen Sub-Advisors, each chosen for their particular investment style. There is no fixed or minimum allocation to any Sub-Adviser, however, the Adviser will limit allocations to any one Sub-Adviser strategy to between 0% and 20% of total Fund assets.

The Adviser intends to blend multiple investment strategies and styles to manage the Fund's assets, and determines the appropriate percentage of assets to allocate to each Sub-Adviser. The Sub-Advisers may employ aggressive investment strategies and techniques and concentrate investments in certain sectors and geographical regions. The Sub-Advisers may employ htechniques, strategies and analyses based on relationships, correlations and assumptions between securities, instruments, commodities, markets or other factors, or the occurrence of certain events. The Adviser has the discretion to allocate and reallocate Fund assets among the Sub-Advisers based on the Adviser's view of the above factors, the Adviser's analysis of the Sub-Advisers' performance and the Adviser's analysis of how the allocations can be modified to maximize risk-adjusted or absolute returns, to enhance complementary styles diversification, to maintain low correlations between Sub-Advisers or market indices or to maintain compliance with the Fund's investment policies. The Adviser retains the discretion to invest the Fund's assets in securities and other instruments directly. The Adviser may exercise this discretion in order to invest the Fund's assets pending allocation to a Sub-Adviser, to hedge against overall Fund exposures created by the Sub-Advisers, or to increase or reduce the Fund's exposure to a particular issuer, sector or industry. The Adviser may exercise its discretion over unallocated assets or may reallocate to itself assets previously allocated to a Sub-Adviser.

Utilizing proprietary quantitative methods, the Adviser allocates assets of the Fund among its respective Sub-Advisers to create a low-correlating, low volatility multi-asset class model. The Adviser reviews a wide range of quantitative and qualitative factors when evaluating each Sub-Adviser and the appropriate asset allocation thereto. These factors include, but are not limited to: proven risk-adjusted investment performance and capacity to adapt to various market conditions; well-defined and disciplined investment philosophy, strategy and process that have been consistently applied over time; portfolio characteristics and capacity of given strategy; consistency of investment style, purchase/sell discipline, and risk management procedures; correlation and volatility of results as compared with other Sub-Advisers; business focus, stability and depth of investment professionals; and portfolio manager interviews. Each Sub-Adviser has discretion to manage Fund assets allocated to it and, subject to the Fund's written investment policies and restrictions, which are applied separately to each Sub-Avsier's allocation, to purchase and sell securities for assets allocated to them.

Lipper Inc., a Reuters Company, serves as a consultant to the Adviser, providing strategic portfolio analysis. Lipper provides proprietary portfolio analytics and methodologies to assist the Adviser in the selection of Sub-Advisers and in filling category or asset-class gaps to facilitate the Fund's investment goal. The Adviser makes all Sub-Adviser selections and may use managers other than those identified in Lipper's strategic portfolio analysis. In addition to providing the Adviser with quantitative analytics for Sub-Adviser selection, Lipper also provides analytics to assist the Adviser in its ongoing portfolio monitoring and analysis of the Fund's risk-adjusted performance within each Sub-Adviser's investment strategy.

The Adviser supervises and monitors Sub-Advisers' performance and may allocate or reallocate assets among the Sub-Advisers or recommend the termination of a Sub-Adviser as appropriate in order to achieve the Fund's objectives. The Fund currently must obtain the approval of the

Fund's Board of Trustees and its shareholders in order to employ new Sub-Advisers, replace existing Sub-Advisers, materially change the terms of a Sub-Advisory Agreement, or continue the employment of an existing Sub-Adviser when that Sub-Adviser's contract terminates because of an assignment.

The Adviser and the Trust, on behalf of the Fund, have applied for exemptive relief from the U.S. Securities and Exchange Commission ("SEC") to permit the Adviser, with the approval of the Board, to appoint new Fund Sub-Advisers and to enter into and approve material amendments to Sub-Advisory Agreements without obtaining shareholder approval. In 2003, the SEC proposed a new rule that would permit the Adviser and the Fund to take similar action without reliance on exemptive relief from the SEC. The conditions that are included in the proposed rule are expected to be similar but could differ from those included in the exemptive application. Any exemptive relief received is expected to expire on the effective date of the rule, if adopted.

From time to time, certain of the strategies or managers may not be available to the Fund due to a variety of reasons, including investment minimums, capacity limitations, and regulatory limitations. Initially, the Fund may not be able to fully allocate its assets to chosen Sub-Advisers whose investment minimums exceed initial allocations. As such, the Fund may, for temporary purposes, utilize high-quality, short-term debt securities or other cash instruments as a substitute for certain Sub-Adviser strategies until Fund assets reach appropriate scale for optimal allocations.

PRINCIPAL INVESTMENT STRATEGIES OF SUB-ADVISERS

EVENT DRIVEN STRATEGIES: designed to benefit from price movements caused by anticipated corporate events such as a merger, acquisition, spinoff, or other special situation.

RELATIVE VALUE/ARBITRAGE STRATEGIES: investing both long and short in securities or other instruments to take advantage of perceived discrepancies in market prices. These may include:

     PAIRS TRADING: long and short positions in securities of different companies in the same industry.

     CONVERTIBLE ARBITRAGE: hedged investing in the convertible securities of a company such as buying the convertible bond and shorting the common stock of the same company.

     FIXED  INCOME/INTEREST  RATE ARBITRAGE:  buying and shorting different debt
     securities  and/or  futures   contracts,   including   interest  rate  swap
     arbitrage, U.S. and non-U.S. bond arbitrage.

CYCLICAL TRADING STRATEGIES: designed to benefit from cyclical relationships between certain market indices, sectors, security types, etc.

MARKET NEUTRAL EQUITY STRATEGIES: designed to exploit equity market inefficiencies and generally involves being simultaneously invested in long and short equity portfolios of approximately the same size, usually in the same market. These strategies attempt to be dollar or beta neutral and control market exposures. Beta is a measure of the relative price movement of a security as compared to a broad market index such as the S&P 500.

LONG/SHORT EQUITY STRATEGIES: employ long and short trading strategies, and may attempt to yield a low beta and seek to dampen market bias exposures.

LONG-ONLY EQUITY STRATEGIES: designed to capitalize on underpriced equity securities or on positively trending markets and may concentrate in certain markets, industries or geographical areas.

SHORT-ONLY EQUITY STRATEGIES: designed to identify and short (selling a security that the Fund does not currently own) securities that are expected to fall in price.

DISTRESSED SECURITIES STRATEGIES: designed to invest in the debt, equity, or trade claims of issuers in financial distress when managers perceive a turnaround will materialize.

FIXED INCOME AND HIGH YIELD INVESTMENT STRATEGIES: designed to take advantage of deeply discounted debt securities of issuers that appear to have significant upside potential.

SYNTHETIC SHORT-SALE INVESTING: designed to take advantage of an anticipated decline in the price of an overvalued company through the use of a covered call option and a corresponding put option (when spreads are available) or high quality taxable or tax-free issues (when spreads are narrow).

SPIN-OFF INVESTING: a unique equity diversification strategy which invests in corporate spin-offs.

VALUE INVESTING: invests in securities perceived to be selling at deep discounts to their intrinsic or potential growth. Such securities may be out of favor or under-followed by analysts. Long-term holding, patience, and strong discipline are often required until the ultimate value is recognized by the market.

THE SUB-ADVISERS

The Fund provides investors with an absolute return objective and the unique opportunity for exposure to a diverse group of actively-managed investment strategies that may not generally be available to most investors directly or through a mutual fund structure.

Currently, the Fund has entered into sub-advisory agreements with the following fourteen Sub-Advisers investing in multiple investment strategies and styles:

ARONSON+JOHNSON+ORTIZ, LP employs a dollar neutral long/short investment strategy. The Sub-Adviser believes superior results are best achieved with a combination of value, growth, and momentum. The firm takes a bottom-up, or stock-by-stock, approach to building portfolios. Economic and industry trends play no role in their investment process. The Sub-Adviser's dollar-neutral long/short strategy screens all U.S.-listed stocks for longevity, financial strength, and liquidity, which results in an investment universe of 1,500 to 1,800 companies that can be purchased or sold short. The Sub-Adviser employs a value-oriented strategy, investing in companies it believes are undervalued relative to their peers, based on four broad categories of value: (1) Assets--higher book value compared to price means higher expected return; (2) Earnings--price-driven measures of value are calculated at three points on the income statement, based on sales, on a composite of operating earnings, and on forecasted earnings, the lower the P/E (or the higher the earnings yield), the higher the expected return; (3) Management--
numerous measures are used to gauge management's performance and expectations: operating return on assets, earnings quality, long-term estimated earnings growth, change in the sales-to-assets ratio, net share repurchases, and insider trading (purchases receive greater emphasis than sales); and (4) Momentum--measured by examining earnings revision, relative price action, price stability, earnings surprise, and short interest (earnings revision is based on the Sub-Adviser's own formulation of the trend in analysts' expectations about company earnings, and relative price action is measured over the preceding year).

The Sub-Adviser builds fully invested, sector-neutral, and dollar-neutral long/short portfolios that balance exposure to industries, market capitalization within economic sectors, interest-rate sensitivity, statistical groups based on long-term price patterns, and stock-by-stock covariance. Their trading is driven by positive expected returns, net of estimated, stock-specific transaction costs. All trading venues are considered. Results guide future investment decisions.

BERNZOTT CAPITAL ADVISORS employs a small cap value investment strategy. The Sub-Adviser employs a rigorous, bottom-up stock selection, focusing on companies with accelerating earnings per share growth and/or accelerating dividends for at least the past 10 consecutive years in order to minimize risk. The Sub-Adviser's investment team searches for value across all industries/sectors. The Sub-Adviser expects to invest in 20-25 smaller-cap stocks with a long-term time horizon. The Sub-Adviser continually evaluates the stocks it has selected according to fundamental screening, rigorous financial and accounting analysis and subjective qualitative analysis. The Sub-Adviser relies exclusively on its own research; identifying and purchasing companies that demonstrate the ability to perform well regardless of industry conditions, cyclical trends, or volatility in the economy or market.

CONTRAVISORY RESEARCH & MANAGEMENT CORPORATION employs a quantitative/technical equity investment strategy. The Sub-Adviser seeks to identify leading (or lagging) stocks and industry groups in the market through the implementation of long-term relative price trend analysis. The Sub-Adviser believes that this analysis exposes the two primary drivers of stock price: (1) the underlying fundamentals and (2) investor sponsorship (or psychology), with particular emphasis given to changes in trend direction, either positive or negative. The Sub-Adviser's approach looks at long-term price trends for a stock..

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC employs value-oriented equity, fixed income alternative and absolute strategies. The Sub-Adviser uses a blend of traditional judgments with innovative quantitative methods to find undervalued securities and markets. Value orientation and investment research guide the Sub-Adviser's investment process. The Sub-Adviser employs an opportunistic long and short U.S. equity trading strategy to provide absolute returns with moderate risk.

HORIZON ASSET MANAGEMENT, LLC takes a value oriented approach to several investment strategies that may be used by the Fund including: (1) synthetic short-sale investing, (2) spin-off investing (3) fixed income investing, and (4) special opportunity equity investing. The Sub-Adviser takes the viewpoint that the key determinant of a portfolio's long-term return is risk. This philosophy recognizes that every investment has some inherent risk and that investment returns are subject to the "volatility paradox" where negative returns require larger offsetting positive returns. The Sub-Adviser's investment process begins with rigorous in-house research, emphasizing stress tests addressing foreseeable adverse conditions. The investment opportunities revealed by this process offer asymmetrical return properties -- those for which potential reward exceeds potential downside risk, both in magnitude and probability.

KINETICS ASSET MANAGEMENT, INC. employs a value-oriented equity and equity-related investment strategy. The Sub-Adviser believes that the key determinant of a portfolio's long term return is the proper assessment of the risks assumed. The Sub-Adviser's investment process seeks to mitigate and control risk through its research function, which is structured to capitalize on perceived market inefficiencies; through its buy-and-hold investment strategy; and through diversification. The Adviser's proprietary research seeks to identify securities for which reward potential exceeds downside risk, both in magnitude and probability. Such research also serves to identify companies that have unique and issue-specific return characteristics, in order that portfolios are truly diversified rather than superficially diversified.

LOOMIS, SAYLES & COMPANY, LP employs fixed income and high yield investment strategies. The Sub-Adviser conducts bottom-up, research to guide its investment decisions. Its staff of research analysts, economists, and portfolio managers work together to provide ongoing, comprehensive coverage of the world markets. Loomis Sayles' fixed income research team tracks approximately 650 corporate issues, 450 municipal bonds and 180 structured credits. Its analysts seek to identify attractive securities and assign ratings to various issues, based on a number of factors, including cash flow projections, market position, industry developments and trends, company developments and trends, political climate and economic forecasts. The Sub-Adviser pioneered one of the industry's oldest proprietary rating systemswhich is still used today. Analysts supplement this system with Wall Street research, analysis from the major ratings agencies, and other resources. Fixed income analysts work in conjunction with their equity analyst counterparts, particularly in the development of earnings and cash flow forecasts. Analysts are not restricted to a style-driven focus, but instead concentrate on the fundamentals of each security when making credit recommendations. Analysts share their ideas with portfolio managers, who ultimately decide whether to buy, sell, or hold a particular security.

METROPOLITAN WEST ASSET MANAGEMENT LLC employs fixed income and high yield investment strategies. The Sub-Adviser applies five value added strategies in a measured and diversified fashion that seek to produce consistent out performance of a fixed income objective while maintaining below average volatility. The five value-enhancing investment strategies employed by the Sub-Adviser are: (1) Limited average maturity/duration shifts; (2) Yield curve management; (3) Utilization of all sectors of the bond market; (4) Quantitative security selection; and (5) Sophisticated buy/sell execution strategies.

MOODY ALDRICH PARTNERS, LLC employs a value oriented long only investment strategy. The Sub-Adviser relies on fundamental research and bottom-up stock selection, which refers to the analysis of individual company information before considering the impact of industry and economic trends. The Sub-Adviser's investment strategies do not mimic indexes and are concentrated in securities of issuers the Sub-Adviser favors with reasonable sector diversification. The
Sub-Adviser invests in businesses it believes to be sound and undervalued relative to earnings, cash flows, assets and future prospects.

SCOUT INVESTMENT ADVISORS, INC. employs a small cap strategy. The Sub-Adviser's small cap strategy employs both fundamental and technical analysis in its portfolio selection process. The small cap strategy seeks to invest in U.S. companies with a market cap of $1.8 billion or less. The strategy uses a combination of fundamental and technical analysis to determine portfolio holdings. Fundamental characteristics favored by the strategy include strong cash flow and a well-capitalized balance sheet. The strategy normally holds between 25 and 50 equity positions.

SSI INVESTMENT MANAGEMENT employs an equity and convertible long/short market neutral investment strategy. The Sub-Adviser uses both quantitative and fundamental analysis for stock selection. The Sub-Adviser's investment philosophy is based on three key beliefs: (1) quantitative models provide the most effective framework for identifying superior value in securities markets;

(2) vigilant fundamental research is essential in the selection of securities; and (3) seasoned experienced professionals add significant value to portfolio management.

TT INTERNATIONAL employs a focus on European equities, taking an absolute return perspective for all its products. An important tenet of the Sub-Adviser's philosophy is their belief that "staying away from trouble" is critical to maximizing returns and minimizing risk. The Sub-Adviser will not invest client assets in any stock, sector, country or asset class if the Sub-Adviser believes doing so carries an unacceptable risk of losing money. This means that a Sub-Adviser portfolio can differ markedly from the index, even for long only funds. The Sub-Adviser does not constrain itself as to where returns come from and believes optimal results come from extracting value and protecting capital through all means available, including: country allocation; thematic plays; sector rotation; stock selection; and currency management.

TWIN CAPITAL MANAGEMENT, INC. employs an equity long/short market neutral strategy. The Sub-Adviser engineers, tests and implements "alpha engines" (TWIN Equity Model (TEM) that examines elements of both value and growth) for each of its products, then calibrates and monitors portfolio risk exposures so surprises are minimized. The Sub-Adviser uses its own research and analytics in combination with its "alpha engines" to outperform its benchmarks. The
Sub-Adviser seeks to maintain long/short momentum exposure while controlling sector, factor and beta risks.

YACKTMAN ASSET MANAGEMENT Company employs a value-oriented long only equity investment strategy. The Sub-Adviser employs an investment strategy, seeking to invest with companies having the following characteristics: high cash flow and low capital expenses that produce non-durable, non-fad products and/or services; and a sustainable/growing competitive advantage. Additionally, the Sub-Adviser seeks to pay the right price for the securities it buys, acknowledging that great companies can be good investments. The Sub-Adviser seeks to invest in firms with shareholder-oriented management teams.

PRINCIPAL INVESTMENT POLICIES

The Adviser generally will allocate the Fund's assets to Sub-Advisers as it deems appropriate (up to 20% of the Fund's total assets allocated to any one Sub-Adviser strategy) or may invest the Fund's assets directly. The Fund's investment policies apply to all of the Fund's investments, whether invested by the Sub-Advisers or the Adviser.

The Fund will invest primarily in common, convertible or non-convertible preferred stock and debt instruments of U.S. and foreign governments, semi-government, their agencies and instrumentalities, non-governmental organizations, supra-national organizations and companies, including those in or that have operations in emerging markets. The Fund may invest in foreign equity and debt securities, depositary receipts and shares relating to foreign securities; rights, warrants, forwards, futures and options contracts and other derivative securities; enter into equity, interest rate, index and currency rate swap agreements; and invest in other securities and instruments and employ investment strategies that are or may in the future become available. The Fund may invest directly and indirectly in commodities and futures on commodities and in securities of companies in initial public offerings. The Fund may also invest up to 10% of its total assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange traded funds ("ETFs"). ETFs that have received exemptive relief from the SEC that permits other mutual funds to invest in the shares without limitation are excluded from the 10% limitation.

The Fund may invest a substantial portion of its assets in securities, including equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act") as well as other restricted securities. Restricted Securities are those that are subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

The Fund may use a variety of investment techniques to hedge against various risks or other factors that generally affect the values of portfolio securities as well as for non-hedging purposes including the use of long/short positions. The Fund may take a long and short position on similar securities for which there exists an attractive spread to their relative valuations for hedging and non-hedging purposes. This may involve having a long position on a stock and a short position on a similar stock or having a long and short position in the same stock due to different Sub-Advisor strategies or objectives. The net effect of such transactions is to remove general market risk from the portfolio, as the long and short nature of offsetting positions tend to cancel out the effect of general market movements on the securities. In instances where a position is entered into that is long-only or short-only, such positions are taken for non-hedging purposes.

A long position occurs when the Fund owns and holds a security in its portfolio. A short position occurs when the Fund sells a security that it does not own in anticipation of a decline in the market value of the security. To sell short, the Fund will borrow the security from a broker, sell it and maintain the proceeds of the transaction in its brokerage account. The broker will charge the Fund interest during the period it borrows the security. The Fund may close the short sale by purchasing the security in the open market at the market price. If the proceeds received from the short sale (less the interest charges) exceed the amount paid for the security, the Fund will incur a gain on the transaction. If the proceeds received from the short sale (less the interest charges) are less than the amount paid for the security, the Fund will incur a loss on the transaction. Employing a long/short strategy is speculative and involves a high degree of risk, particularly when used for non-hedging purposes.

PORTFOLIO HOLDINGS A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest in high quality short-term debt instruments such as money market securities (including commercial paper, certificates of deposit, banker's acceptances and time deposits), U.S. government securities and repurchase agreements. A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

GLOSSARY

COMMON STOCK: A common stock is an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer.


CONVERTIBLE SECURITY: A convertible security is a debt security, preferred stock or other security that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or dividends on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

DEPOSITARY RECEIPT: A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to receive distributions on the underlying security. Depositary receipts include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets.

FORWARD CONTRACT: A purchase or sale of a specific quantity of a commodity, government security, foreign currency or other financial instrument at the current price, with delivery and settlement at a specified future date.

FUTURES CONTRACT: An agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

OPTION CONTRACT: A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

PREFERRED STOCK: A preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

SWAP AGREEMENT: A swap agreement is a two-party contract entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party.

WARRANTS: A warrant is a security, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of a warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. A warrant has no voting rights with respect to the common stock, receives no dividends and has no rights with respect to the assets of the issuer.

RIGHTS: A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.


PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Other general market risks include:

     The proprietary quantitative process used by the Advisor to allocate Fund assets among the Sub-Advisors may not achieve desired results;

     Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times and, as a result, hedging strategies may cease to function as anticipated;

     The market may not recognize what a Sub-Advisor believes to be the true value or growth potential of the stocks held by the Fund;

     The earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline;

     The smaller a company's market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock. The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company;

     A Sub-Advisor's judgment as to the growth potential or value of a stock may prove to be wrong;

     A decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities; and

     If the Fund invests in value stocks, value stocks can react differently to market, political and economic developments than other types of stocks and the market as a whole.

MULTIPLE INVESTMENT SUB-ADVISERS RISK Sub-Advisers make their trading decisions independently and it is possible that one or more Sub-Advisers may, at any time, take positions that may have opposite positions taken by other Sub-Advisers. It is also possible that the Sub-Advisers retained by the Adviser may, on occasion, be competing with each other for similar positions at the same time. This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result.

DIVERSIFICATION RISK The Fund is non-diversified and may focus its investments in the securities of a comparatively small number of issuers. Concentration in securities of a limited number of issuers exposes a fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

SMALL COMPANY RISK If the Fund invests in small companies, an investment in the Fund can have more risk than investing in larger, more established companies. An investment in the Fund may have the following additional risks:

     Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available;

     Securities of many small companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies;

     Changes in the value of small company stocks may not mirror the fluctuation of the general market; and

     More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.

FOREIGN SECURITIES RISK If the Fund invests in foreign securities, an investment in the Fund will have the following additional risks:

         Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets;

         Changes in foreign tax laws, exchange controls, investment regulations and policies on nationalization and expropriation as well as political instability may affect the operations of foreign companies and the value of their securities;

         Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund's investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar;

         Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less publicly available information on foreign companies and foreign companies may not be subject to uniform accounting, auditing, and financial standards as are U.S. companies;

         Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems;

         Certain foreign brokerage commissions and custody fees may be higher than those in the U.S.; and

         Dividends payable on the foreign securities contained in the Fund's portfolio may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund's shareholders.

EMERGING MARKETS RISK If the Fund invests in emerging markets, markets that can have more risk than investing in developed foreign markets, an investment in the Fund may have the following additional risks:

         Information about the companies in these countries is not always readily available;

         Stocks of companies traded in these countries may be less liquid and the prices of these stocks may be more volatile than the prices of the stocks in more established markets; Greater political and economic uncertainties exist in emerging markets than in developed foreign markets;

         The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries;

         Very high inflation rates may exist in emerging markets and could negatively impact a country's economy and securities markets;

         Emerging markets may impose restrictions on the Fund's ability to repatriate investment income or capital and thus, may adversely effect the operations of the Fund;

         Certain emerging markets impose constraints on currency exchange and some currencies in emerging may have been devalued significantly against the U.S. dollar;

         Governments of some emerging markets exercise substantial influence over the private sector and may own or control many companies. As such, governmental actions could have a significant effect on economic conditions in emerging markets, which, in turn, could effect the value of the Fund's investments; and

         Emerging markets may be subject to less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies.

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on your investment in the Fund. As a result, an investment in the Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

INTEREST RATE RISK The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The longer the duration of a fixed income security, the more its value typically falls in response to an increase in interest rates.

CREDIT RISK The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security. The Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security's credit rating declines. Accordingly, the value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities. The Fund may invest in debt securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks. Investments in these securities involve credit risk as they are not backed by the full faith and credit of the U.S. Government.

HIGH YIELD SECURITIES RISK High yield securities provide poor protection for payment of principal and interest but may have greater potential for appreciation than do higher quality securities. These securities also have greater risk of default or price changes due to changes in the issuers' creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, the market prices of these securities may fluctuate more than the market prices of higher quality securities and may decline significant in periods of general economic difficulty or rising interest rates. Under such conditions, the Fund may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and may rely more heavily on the judgment of a Sub-Adviser to do so.

INITIAL PUBLIC OFFERINGS RISK The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Fund to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

ILLIQUIDITY RISK Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid. The Fund may not purchase a security if such purchase would cause more than 15% of its total assets in securities that are illiquid; that is, not readily marketable.

HIGH TURNOVER RISK The Fund's investment strategy may result in high turnover rates. This may increase the Fund's short-term capital appreciation and increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

LEVERAGE RISK Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include selling securities short as well as borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return. Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of the Fund's securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.


ARBITRAGE TRADING RISKS The principal risk associated with the Fund's arbitrage investment strategies are that the underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

DISTRESSED SECURITIES RISKS Some of the risks involved with distressed securities include legal difficulties and negotiations with creditors and other claimants that are common when dealing with distressed companies. Because of the relative illiquidity of distressed debt and equity, short sales are difficult, and most funds are primarily long. Some relative value trades are possible, selling short one class of a distressed company's capital structure and purchasing another. Among the many risks associated with distressed investing are the time lag between when an investment is made and when the value of the investment is realized and the legal and other monitoring costs that are involved in protecting the value of the fund's claims.

DERIVATIVE SECURITIES RISKS The Fund may invest in swap agreements. These are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

OPTIONS RISK The Fund may invest in options including so-called "synthetic options" or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position. Additional risks include: (1) dependence on s Sub-Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions.

FUTURES AND OPTIONS ON FUTURES RISK Futures trading is very speculative, largely due to the traditional volatility of futures prices. Futures prices are affected by and may respond rapidly to a variety of factors, including (but not limited
to) market reports, news reports, interest rates, national and international political or economic events, weather and domestic or foreign trade, monetary or fiscal policies or programs. Such rapid response might include an opening price on an affected futures contract sharply higher or lower than the previous day's close. In such an instance, the Fund might be unable to adjust its positions in time to avoid a loss. For reasons peculiar to futures trading, such trading may be illiquid. Accordingly, there may be instances in which the Fund cannot take a particular futures position it might wish to take because no party wishes to take the other side of the position at an acceptable price. Futures exchanges also have "daily limits" on prices of each future. Such limits establish the upward and downward parameters on prices of particular future on any single trading day and once the parameters for a particular futures contract are reached there may be very little trading in such future for the remainder of that day. As a result of these factors, the Fund might have difficultly entering into desired trades or liquidating undesired positions, Moreover, in extraordinary circumstances, a futures exchange or the Commodities Futures Trading Association could suspend trading in a particular futures contract or order liquidation or settlement of all open positions in such contract.

POOLED INVESTMENT VEHICLE RISK The Fund may invest in pooled investment vehicles and will bear its ratable share of expenses and will be subject to its share of the management and performance fees charged by the investment pooled vehicle. The incentive fees charged by the investment vehicles may create and incentive for the manager of the investment vehicle to make investments that are riskier or more speculative than those it might have made in the absence of an incentive fee. Because these fees are charged by the investment vehicle, the Fund may pay performance fees even if the Fund's overall return is negative. In addition, the manager of the pooled investment vehicle may be faced with a conflict of interest in valuing the vehicle's portfolio securities because their values could affect the manager's compensation. The investment vehicle fees are in addition to the Fund's fees disclosed in the Fee Table and are reflected as a reduction in the Fund's gross returns.

PERFORMANCE INFORMATION

Performance   information  is  not  provided  because  the  Fund  has  not  been operational for a full calendar year.

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in the Fund. Shareholder fees are charges you pay when buying, selling or exchanging shares of the Fund. Operating expenses, which include fees of the Adviser, are paid out of the Fund's assets and are factored into the Fund's share price rather than charged directly to shareholder accounts.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                            ABSOLUTE STRATEGIES FUND
                                                                         INSTITUTIONAL              A                 C
                                                                            SHARES               SHARES            SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
of the offering price)                                                       None             4.50% (1)(2)          None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions
                                                                             None                 None              None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a
percentage of the sale price)                                                None              None (2)(3)        1.00% (2)

Redemption Fee (as a percentage of amount redeemed)                        1.50% (4)            1.50% (4)        1.50% (4)

Exchange Fee (as a percentage of amount redeemed)                          1.50% (4)            1.50% (4)         1.50% (4)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees (5)                                                          1.60%                1.60%             1.60%
Distribution (12b-1) Fees                                                    None               0.25% (6)           1.00%
Other Expenses (7)                                                           0.30%                0.34%             0.39%
TOTAL ANNUAL FUND OPERATING EXPENSES (7)                                     1.90%                2.19%             2.99%
Waivers and Reimbursements(8)                                               (0.02)%              (0.02)%           (0.02)%
NET EXPENSES (9)                                                             1.88%                2.17%             2.97%

(1)  No initial sales charge is applied to purchases of $1 million or more.
(2) Because of rounding of the calculation in determining sales charges, the charges may be more or less than what is shown in the table.
(3) A contingent deferred sales charge ("CDSC") of 1.00% will be charged on purchases of $1 million or more that are liquidated in whole or in part within one year of purchase. A CDSC will be charged on shares liquidated within the thirteen to twenty-fourth months of purchase as follows: 1.00% for purchases of up to $2.9 million, 0.50% for purchases of $3 million to $4.9 million, and 0.25% for purchases of $5 million and greater.
(4) Shares redeemed or exchanged within 60 days of purchase will be charged a fee of 1.50% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" and "Exchange Privileges" for additional information.
(5) The Advisory Agreement permits reimbursement by the Fund to the Adviser of expenses reimbursed within a three-year period following such expense reimbursements provided they are approved by the Board of Trustees and further provided that the resulting class expenses do not exceed [0. %] for Institutional Shares, [0. %] for A Shares, and [0. %] for C Shares. The Adviser may seek reimbursement before current expenses are paid.
(6) The Fund has adopted a distribution plan to pay for the marketing of fund shares and for services provided to shareholders. The plan provides for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on Class C shares. The Board of Trustees currently limit payments on class A shares to 0.25%of average net assets.
(7) Based on projected amounts for the Fund's fiscal year ending March 31, 2006.
(8) Based on contractual waivers by Citigroup Global Transaction Services through July 31, 2006. Citigroup Global Transaction Services provides administration, fund accounting and transfer agency services to the Fund.

(9) Based on contractual waivers through July 31, 2006, the Adviser has agreed to waive its fee and reimburse Fund expenses to the extent that the total annual fund operating expenses of Institutional Shares, A Shares and C Shares exceed 1.95%, 2.25% and 3.25%, respectively. The contractual waivers may be changed or eliminated with the consent of the Board of Trustees at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class for the time periods indicated, you pay the applicable maximum sales charge and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund class' Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                             INSTITUTIONAL           A                C
                                SHARES            SHARES           SHARES
1 YEAR                           $191              $660             $400
3 YEARS                          $595             $1,103            $922

You would pay the following expenses if you did NOT redeem your shares at the end of the periods shown:

                             INSTITUTIONAL           A                C
                                SHARES            SHARES           SHARES
1 YEAR                           $191              $660            $300
3 YEARS                          $595             $1,103           $922

MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices, and discuss other matters affecting each Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER AND SUB-ADVISERS

The Fund's Adviser is Absolute Investment Advisers LLC, 265 Franklin Street, Boston, MA 02110. The Adviser is a newly registered investment adviser and provides investment advisory services to the Fund. The Fund is the first mutual fund for which the Adviser has provided investment management services.

The Adviser receives an annual advisory fee from the Fund at an annual rate equal to 1.60% of the Fund's average annual daily net assets.

Subject to the general control of the Board, the Adviser is directly responsible for making the investment decisions for the Fund. Although the Adviser delegates the day-to-day management of the Fund to the following Sub-Advisors, the Adviser retains overall supervisory responsibility for the general management and investment of the Fund's assets.

                        SUB-ADVISER                                                   ADDRESS
Aronson+Johnson+Ortiz, LP                                     230 South Broad St, Philadelphia, PA 19102
Bernzott Capital Advisors                                     888 West Venture Blvd, Suite B, Camarillo, CA 93010
Contravisory Research & Management Corporation                99 Derby Street, Hingham, MA 02043
Grantham, Mayo, Van Otterloo & Co. LLC                        40 Rowes Wharf, Boston, MA  02110
Horizon Asset Management                                      470 Park Avenue South, New York, NY 10016
Kinetics Asset Management, Inc.                               16 New Broadway, Sleepy Hollow, NY 10591
Loomis, Sayles & Company LP                                   One Financial Center, Boston, MA 02111
Metropolitan West Asset Management LLC                        11766 Wilshire Blvd, Suite 1580, Los Angeles, CA 90025
Moody Aldrich Partners, LLC                                   18 Sewall Street, Marblehead, MA 01945
SSI Investment Management                                     357 N. Canon Drive, Beverly Hills, CA 90210
TT International                                              Martin House, 5 Martin Lane, London EC4R 0DP, United Kingdom
TWIN Capital Management, Inc.                                 3244 Washington Rd, Suite 202 McMurray, PA 15317
Scout Investment Advisors, Inc.                               1010 Grand Boulevard, Kansas City, MO 64106
Yacktman Asset Management Company                             1110 Lake Cook Road, Suite 385, Buffalo Grove, IL 60089

ARONSON+JOHNSON+ORTIZ, LP commenced operations in 1984, and provides investment advisory services for mostly institutional clients. As of March 31, 2005, the Sub-Adviser had over $19 million of assets under management.

BERNZOTT CAPITAL ADVISORS commenced operations in 1994, and provides investment advisory services for institutions, foundations and endowments, business, and all types of qualified retirement plans. The Sub-Adviser's Private Client Group serves individuals, families and trusts.

The Fund is the first mutual fund for which the Sub-Advisor has provided advisory services. As of March 31, 2005, the Sub-Adviser had approximately $270 million of assets under management.

CONTRAVISORY RESEARCH & MANAGEMENT CORPORATION commenced operations in 1972, and provides investment advisory services for individuals, trusts, profit-sharing plans, and institutions. The Fund is the first mutual fund for which the
Sub-Adviser has provided advisory services. As of March 31, 2005, the Sub-Adviser had approximately $250 million of assets under management.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC commenced operations in 1977, and provides investment advisory services for clients in the corporate, public, endowment and foundation marketplaces. As of March 31, 2005, the Sub-Adviser had over $80 billion of assets under management.

HORIZON ASSET MANAGEMENT commenced operations in 1994, and provides investment advisory services for institutional clients and high-net worth individuals. The Fund is the first mutual fund for which the Sub-Adviser has provided advisory services. As of March 31, 2005, the Sub-Adviser had approximately $450million of assets under management.

KINETICS ASSET MANAGEMENT, INC. commenced operations in 1996, and provides investment advisory services for institutional clients, high-net worth individuals, and mutual funds. As of March 31, 2005, the Sub-Adviser had approximately $1.7 billion of asset under management.

LOOMIS, SAYLES & COMPANY LP commenced operations in 1926, and provides investment advisory services for institutional clients, high-net worth individuals, and mutual funds. As of March 31, 2005, the Sub-Adviser had approximately $63 billion of assets under management.

METROPOLITAN WEST ASSET MANAGEMENT LLC commence operations in 1996, and provides investment advisory services for institutional clients, high-net worth individuals, and mutual funds. As of March 31, 2005, the Sub-Adviser had approximately $13 billion of assets under management.

MOODY ALDRICH PARTNERS, LLC commenced operations in 1988, and provides investment advisory services for institutional clients and high-net worth individuals. The Fund is the first mutual fund for which the Sub-Adviser has provided advisory services. As of March 31, 2005, the Sub-Adviser had over $190 million of assets under management.

SSI INVESTMENT MANAGEMENT commenced operations in 1973, and provides investment advisory services for pension and profit sharing plans, corporations, college endowments, Taft-Hartley plans, high-net worth individuals and mutual funds, As of March 31, 2005, the Sub-Adviser had approximately $1.5 billion of assets under management.

TT INTERNATIONAL commenced operations in 1988, and provides investment advisory services for primarily institutional clients, high-net worth individuals, and mutual funds. As of March 31, 2005, the Sub-Adviser had approximately $10 billion of assets under management.

TWIN CAPITAL MANAGEMENT, INC. commenced operations in 1990, and provides investment advisory services for institutional clients, high-net worth individuals, and mutual funds. As of March 31, 2005, the Sub-Adviser had over $300 million of assets under management.

SCOUT INVESTMENT ADVISORS, INC. was formed as a successor to UMB Bank, N.A. in 2001, to be the advisor to the UMB Scout Funds. UMB Bank's investment advisory business commenced operations in 1982, and provides investment advisory services for individuals, foundations, endowments and trusts, corporations, nonprofit, and public institutions. As of March 31, 2005, UMB Bank and subsidiaries had approximately $7 billion of assets under management

YACKTMAN ASSET MANAGEMENT COMPANY commenced operations in 1992, and provides investment advisory services for institutional clients and long-term investors. The Sub-Adviser is also the investment adviser for two mutual funds: the Yacktman Fund and the Yacktman Focused Fund. As of March 31, 2005, the Sub-Adviser had over $1 billion of assets under management.

The Trust, on behalf of the Fund, and the Adviser intend to apply for exemptive relief from the U.S. Securities and Exchange Commission to permit the Adviser, with the approval of the Board, to appoint new Fund Sub-Advisers and to enter into and approve amendments to sub-advisory agreements without obtaining shareholder approval. Pursuant to the application for exemptive relief, the Trust will be required to notify shareholders of the retention of a new Sub-Adviser within 90 days after the hiring of the new Sub-Adviser.

PORTFOLIO MANAGERS

The Fund is managed by co-portfolio managers Jay Compson and Alec Petro. The portfolio managers are responsible for Sub-Adviser selection and overall portfolio construction, allocation, and monitoring of the Fund's assets. Mr. Petro is responsible for the Fund's proprietary quantitative model, including portfolio construction and asset allocation optimization.

JAY COMPSON Founder & Portfolio Manager - Absolute Investment Advisers LLC (2004-Present) Abington Capital, LP (2002-2004); Tucker Anthony Sutro, Inc. (1999-2002); Lehman Brothers (1998-1999) Chubb Group (1992-1998)

Prior to founding Absolute Investment Advisers, Mr. Compson was a Portfolio Manager and Partner at Abington Capital LP, a Boston-based hedge fund. He managed assets in both long and short equities, utilizing a value-oriented and absolute return approach. While there, Mr. Compson was also responsible for all company, industry and macro-economic research for the firm. Prior to Abington Capital, he was at Tucker Anthony Sutro, Inc. where he worked on corporate finance and strategic planning projects, including M&A, capital allocation, and compensation models for the company's CEO and CFO. Previously he was at Lehman Brothers in New York and, prior to that, the Chubb Group.

Mr. Compson received his BA degree from Franklin & Marshall College in 1992, and his MBA in Finance and Management from New York University's Stern School of Business in 1998.

ALEC PETRO Founder & Portfolio Manager - Absolute Investment Advisers LLC (2004-Present) Fort Hill Capital Management, Founder, President, and Chief Executive Officer (July 2002-Present); Mercator Asset Management, Founder (1999-2002); Cooper Neff & Associates, Partner (1988-1998); O'Connor and Associates, Senior Trader (1985-1988)

Mr. Petro began trading in the financial derivatives market place, starting at O'Connor and Associates in Chicago in 1985, where he was a senior trader in the global foreign exchange derivative trading. In 1988, Mr. Petro moved to Cooper/Neff and Associates and became the fifth partner in 1990. He built and headed the global foreign exchange and derivative business joint venture with Mitsui Trust of Tokyo from 1989-1994. In 1994, Cooper Neff and Associates was sold to Banque National de Paris and he became head of Global FX and Derivative from 1995-1997. Mr. Petro moved back to BNP/Cooper Neff's Radnor, PA headquarters in the spring of 1998 to manage numerous hedge fund projects, including derivatives in U.S equities, Real Estate, and Foreign Exchange. In late 1998, Mr. Petro retired from the Cooper/Neff partnership to found Mercator Asset Management in Chicago, an alternative asset management group specializing in quantitative and derivative fund management. In 2002, Mr. Petro founded Fort Hill Capital Management. Based in Duxbury, MA, Fort Hill is a quantitative hedge fund specializing in Derivative and Convertible Bond strategies. He presently manages Fort Hill's day-to-day operations where he is President and CEO.

Mr. Petro is presently Adjunct Professor in the Finance Department of Boston College where he teaches classes on Hedge Funds and Venture Capital. Mr. Petro graduated from Boston College in 1985 with a B. S. in Finance and an M.B.A. in Finance from the University of Chicago in 1992.

The Adviser has assigned responsibility for the day-to-day management of the Fund to the Sub-Advisers. The portfolio managers responsible for the day-to-day management of assets allocated each Sub-Adviser are:

                     SUB-ADVISER                                             PORTFOLIO MANAGERS
Aronson + Johnson + Ortiz, LP                          Theodore Aronson, Kevin Johnson and Martha Ortiz, each a
                                                       Senior Portfolio Manager of the Sub-Adviser, co-manage the
                                                       Fund assets allocated to the Sub-Adviser for management.  Mr.
                                                       Aronson, Mr. Johnson and Ms. Ortiz have been employed by the
                                                       Sub-Adviser since 1984, 1983 and 1987, respectively.
Bernzott Capital Advisors                              Kevin Bernzott and Peter Banks, each a portfolio manager with the Sub-Adviser, co-manage the Fund assets allocated to the
                                                       Sub-Adviser for management.  Mr. Bernzott and Mr. Banks have been employed by the Sub-Adviser since 1994 and 1997,
                                                       respectively.
Contravisory Research & Management Corporation         G. Edward Noonan, Jr., William M. Noonan and Philip A.
                                                       Noonan, each a portfolio manager with the Sub-Adviser,
                                                       co-manage the Fund assets allocated to the Sub-Adviser for management.  Mr. Edward Noonan founded the Sub-Adviser in
                                                       1972 and Mr. William Noonan and Mr. Philip Noonan joined the
                                                       Sub-Adviser in 1995 and 1998 respectively.
Grantham, Mayo, Van Otterloo & Co. LLC                 Richard Kane, Portfolio Manager, has been managing assets at
                                                       GMO since 1999.


                     SUB-ADVISER                                             PORTFOLIO MANAGERS
Horizon Asset Management                               Mr. Murray Stahl, co-founder and portfolio manager with the
                                                       Sub-Adviser, manages the Fund's assets allocated to the
                                                       Sub-Adviser for management.  Prior to joining the Sub-Adviser in 1994, Mr. Stahl was with Bankers Trust Company for 16
                                                       years as a portfolio manager and research analyst and managed approximately $600 million of individual, trust and
                                                       institutional client assets.
Kinetics Asset Management, Inc.                        Mr. Peter Doyle, founder of the Sub-Adviser and Horizon Asset
                                                       Management    in    1994,
                                                       manages the Fund's assets
                                                       allocated the Sub-Adviser
                                                       for management.
Loomis, Sayles & Company LP                            Mr. Daniel J. Fuss, Vice Chairman, Director, Executive Vice
                                                       President, Portfolio Manager with the Sub-Adviser, manages the Fund's assets allocated to the Sub-Adviser for
                                                       management.  Mr. Fuss joined the Sub-Adviser in 1976.
Metropolitan West Asset Management LLC                 Mr. Tad Rivelle, Mr. Laird Landmann, Mr. Steve Kane, and Mr.
                                                       Bret Barker co-manage the Fund's assets allocated to the
                                                       Sub-Adviser for management.  Mr. Rivelle, Mr. Landmann, and
                                                       Mr. Kane founded the Sub-Adviser in 1996, and are principals and portfolio managers of the Sub-Adviser.  Mr. Barker joined the Sub-Adviser in 1997.
Moody Aldrich Partners, LLC                            Mr. William B. Moody, Mr. Amory A. Aldrich, Jr. and Mr.
                                                       Michael Pierre co-manage the Fund's assets allocated to the
                                                       Sub-Adviser for management.  Mr. Moody and Mr. Aldrich
                                                       founded the Sub-Adviser in 1988 and are principals and
                                                       portfolio managers of the Sub-Adviser.  Mr. Pierre worked for the Sub-Adviser from 1996 through 2000 as an analyst.  In
                                                       2000, he left the Sub-Adviser to form Pierre & Co. and launch
                                                       Pierre All Cap Value, while maintaining close ties with the principals of the Sub-Adviser.  In December 2003, Mr. Aldrich
                                                       rejoined the Sub-Adviser as a principal and portfolio
                                                       manager.
SSI Investment Management                               Mr. George M. Douglas, CFA, Vice President and Chief
                                                        Investment Officer,head the Portfolio Management Team that manages the Fund's assets allocated to the Sub-Adviser for management, along with the Sub-Adviser's research effort.
                                                        Mr. Douglas has over 27 years of experienced in quantitative equity research and portfolio management.  Prior to joining the Sub-Adviser, Mr. Douglas worked for Drexel Burnham
                                                        Lambert as Senior Vide President and Director of
                                                        Quantitative Research from December 1980 through February
                                                        1990m where he ran both proprietary trading group and a
                                                        quantitative equity research group, the DAIS Group.  Mr.
                                                        Douglas also headed portfolio management groups for John
                                                        Templeton's investment management organization and for CS
                                                        First Boston Corporation.
TT International                                        Mr. Dean Smith manages the Fund's assets allocated to the



                                       25


                                                        Sub-Adviser for management.  Mr. Dean is the primary
                                                        portfolio manager for the Sub-Adviser's European equity
                                                        strategy and has been with the Sub-Adviser since 1988.
TWIN Capital Management, Inc.                           Mr. Geoffrey Gerber and Mr. Tim Stack co-manage the Fund's assets allocated to the Sub-Adviser for management.  Mr.
                                                        Gerber and Mr. Stack founded the Sub-Adviser in 1990.


                                       26


                     SUB-ADVISER                                             PORTFOLIO MANAGERS
Scout Investment Advisors, Inc.                         Mr. David R. Bagby, CFA manages the Fund's assets allocated to the Sub-Adviser for management.  Mr. Bagby joined the
                                                        Sub-Adviser in 1993 and has 20 years of experience in the
                                                        fields of investment management and research.
Yacktman Asset Management Company                       Mr. Don Yacktman and Mr. Stephen Yacktman manage the Fund's assets allocated to the Sub-Adviser for management.  Mr. Don
                                                        Yacktman founded the Sub-Adviser in 1992 and serves as the
                                                        Sub-Adviser's President and Chief Investment Officer.  Mr.
                                                        Stephen Yacktman joined the Sub-Adviser in 1993 and is the portfolio manager of two other mutual funds for which the
                                                        Sub-Adviser provides advisory services.

OTHER SERVICE PROVIDERS

Citigroup  Global   Transaction   Services,   through  its  various   affiliates
(collectively   "Citigroup"),   provides   certain   administration,   portfolio
accounting and transfer agency services to each Fund.

The distributor (principal underwriter) of each Fund acts as the Fund's representative in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons that provide services in connection with the sale or expected sale of each Fund's shares. The distributor may also compensate the Adviser for marketing related expenses incurred on behalf of the Fund. The distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies.

FUND EXPENSES

The Fund pays for its own expenses. Expenses of a Fund class include that class' own expenses as well as Trust expenses that are allocated between the Fund, its classes of shares and all other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund class. Any waiver or expense reimbursement increases a Fund class' performance for the period during which the waiver or reimbursement is in effect and may be recouped at a later date, provided that the resulting class expenses do not exceed [0. %] for the I Shares [0. % for the A Shares, and [0. % for the C Shares.

YOUR ACCOUNT

HOW TO CONTACT THE FUND           GENERAL INFORMATION

WRITE TO US AT:                   You may  purchase or sell  (redeem)  shares of a Fund class on each weekday that
     Absolute Strategies          the New York Stock Exchange is open. Under unusual  circumstances,  a Fund class
Fund                              may accept and process  shareholder  orders when the New York Stock  Exchange is
     P.O. Box 446                 closed if deemed appropriate by the Trust's officers.
     Portland, Maine 04112
OVERNIGHT ADDRESS:                You may  purchase  or sell  (redeem)  shares of each Fund  class at the NAV of a
     Absolute Strategies          share of that Fund class next  calculated  plus any applicable  sales charge (or
Fund                              minus any  applicable  sales  charge or  redemption/exchange  fee in the case of
     Two Portland Square          redemptions  or  exchanges)  after the transfer  agent  receives your request in
     Portland, Maine 04101        proper form (as described in this Prospectus on pages through). For instance, if
TELEPHONE US AT:                  the transfer agent receives your purchase,  redemption,  or exchange  request in
     (800) 540-6807 (toll free)   proper form after 4:00 p.m. Eastern time, your transaction will be priced at the next  business  day's NAV of the relevant Fund class plus any  applicable  sales
WIRE INVESTMENTS                  charge (or minus any applicable sales charge or  redemption/exchange  fee in the
(OR ACH PAYMENTS) TO:             case of redemptions or exchanges).  The Fund cannot accept orders that request a
     Deutsche Bank Trust          particular day or price for the transaction or any other special conditions.
Company Americas
     New York, New York           The Fund does not issue share certificates.
     ABA #021001033
FOR CREDIT TO:                    If you purchase shares directly from the Fund, you will receive statements and a
     Forum Shareholder            confirmation  of  each  transaction.  You  should  verify  the  accuracy  of all
Services, LLC                     transactions in your account as soon as you receive your confirmations.
     Account # 01-465-547
     Re: (Name of Your            The Fund  reserves  the  right  to  waive  minimum  investment  amounts  and may
Fund and Class)                   temporarily  suspend  (during  unusual market  conditions)  or  discontinue  any
     (Your Name)                  service or privilege,  including  systematic  investments and withdrawals,  wire
     (Your Account                redemption privileges, telephone redemption privileges and exchange privileges.
Number)

                                  WHEN AND HOW NAV IS DETERMINED Each Fund class calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may accept and process orders and calculate an NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency. The NAV of each Fund class is determined by taking the market value of that Fund class' total assets, subtracting the Fund class' liabilities, and then dividing the result (net assets) by the number of outstanding shares of the Fund class. The Fund values securities for which market quotations are readily available at current market value. The Fund values securities at fair value pursuant to procedures adopted by the Board if
                                  (i) market quotations are insufficient or not readily available or (ii) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which each Fund's securities primarily trade but before the times as of which each Fund calculates it's NAV.

TRANSACTIONS THROUGH THIRD Parties If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund or the classes thereof. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Adviser may enter into arrangements with financial institutions through which investors may purchase or redeem Fund shares. The Adviser may, at its own expense, compensate the financial institutions in connection with the sale or expected sale of Fund shares. Such payments will create an incentive for the financial institutions to recommend that you purchase Fund shares.

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Adviser or the Fund (if approved by the Trustees) may pay fees to these companies for their services. These companies also may be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.


ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA"), or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Absolute Strategies Fund" or to one or more owners of the account and endorsed to "Absolute Strategies Fund". For all may be imposed on any returned checks.

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                                       MINIMUM                      MINIMUM
                                                                       INITIAL                    ADDITIONAL
                                                                     INVESTMENT                  INVESTMENT
INSTITUTIONAL SHARES
     Standard Accounts                                               $1,000,000 (1)
     Traditional and Roth IRA Accounts
     Accounts with Systematic Investment Plans
A SHARES AND C SHARES
     Standard Accounts                                               $10,000
     Traditional and Roth IRA Accounts
     Accounts with Systematic Investment Plans
     Qualified Retirement Plans

     (1) No initial investment minimum for omnibus accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans like 401(k) retirement plans; and
          (3) mutual fund platforms.


ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                  REQUIREMENT
------------------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o   Instructions must be signed by all persons required to
Individual accounts and sole proprietorship accounts are            sign exactly as their names appear on the
owned by one person. Joint accounts have two or more owners         account.
(tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                      o   Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give money to a           account under the UGMA or the UTMA.
child and obtain tax benefits.                                  o   The custodian must sign instructions in a manner
                                                                    indicating custodial capacity.
BUSINESS ENTITIES                                               o   Submit a secretary's (or similar) certificate covering
                                                                    incumbency and authority.
TRUSTS                                                          o   The trust must be established before an account can be opened.
                                                                o   Provide the first and signature the trust document identifying the trustees.
------------------------------------------------------------------------------------------------------------------------------

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Fund may reject your application under its Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                         BY CHECK
o   Call or write us for an account application                 o   Fill out an investment slip from confirmation or
o   Complete the application (and other required                    write us a letter
    documents)                                                  o   Write your account number on your check
o   Mail us your application (and other required                o   Mail us the slip (or your letter) and the check
    documents) and a check

BY WIRE                                                          BY WIRE
o   Call or write us for an account application                 o   Call to notify us of your incoming wire
o   Complete the application (and other required                o   Instruct  your  financial  institution
    documents)                                                      to wire your money to us
o   Call us to fax the completed application (and other
    required documents) and we will assign you an account
    number
o   Mail us your original application (and other required
    documents)
o   Instruct your financial institution to wire your money
    to us

BY ACH PAYMENT                                                   BY SYSTEMATIC INVESTMENT
o   Call or write us for an account application                 o   Complete the systematic investment section of the
o   Complete the application (and other required                    application
    documents)                                                  o   Attach a voided check to your application
o   Call us to fax the completed application (and other         o   Mail us the completed application and voided check
    required documents) and we will assign you an account       o   We will electronically debit the purchase amount
    number                                                          from the financial institution account identified on
o   Mail us your original application (and other required           your account application
    documents)
o   We will  electronically debit the purchase amount from
    the financial institution account identified on your
    account application

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment.

LIMITATIONS ON PURCHASES The Fund's Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund may interfere with management of the Fund's portfolio and result in increased costs. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Specifically, focus is placed on reviewing substantial redemptions, which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity occurring within five business days. If short-term trading trends are detected, appropriate course of action is taken. The Fund reserves the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund Class processes redemption orders promptly. Under normal circumstances, a Fund Class will send redemption proceeds to you within a week. If a Fund Class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o   Prepare a written request including:
        o   Your name(s) and signature(s)
        o   Your account number
        o   The Fund name and class
        o   The dollar amount or number of shares you want to sell
o   How and where to send the redemption proceeds
o   Obtain a signature guarantee (if required)
o   Obtain other documentation (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
        o   Your account number
        o   Exact  name(s) in which the account is registered
        o   Additional form of identification
o   Redemption proceeds will be:
        o   Mailed to you OR
        o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o   Complete the systematic withdrawal section of the application
o   Attach a voided check to your application
o   Mail us your completed application
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:

         Written requests to redeem $100,000 or more;

         Changes to a shareholder's record name;

         Redemptions   from  an  account   for  which  the  address  or  account
         registration has changed within the last 30 days;

         Sending redemption and distribution proceeds to any person, address or financial institution account not on record;

         Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

         Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account.

The transfer agent reserves the right to require a signature guarantee on any redemptions.

REDEMPTION FEE The sale of Fund shares is subject to a redemption fee of 1.50% of the current NAV of shares redeemed for any sale of shares made within 60 days from the date of purchase. The fee is charged for the benefit of the Fund's remaining shareholders and will be paid to the applicable Fund's Institutional Shares to help offset transaction costs. To calculate redemption fees, each Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. Each Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

         redemptions in a deceased shareholder account if such an account is registered in the deceased's name;

         redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

         redemptions  of  shares  purchased  through  a   dividend  reinvestment
         program;

         redemptions pursuant to a systematic withdrawal plan; and

         redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with
         Section 403(b) of the IRC.

SMALL ACCOUNTS With respect to the Fund, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares or $500 (excluding Qualified Retirement Accounts) with respect to A Shares and C Shares, the Fund may ask you to increase your balance. If after 60 days, the account value is still below $1,000 (excluding Qualified
Retirement Accounts) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for A Shares and C Shares, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. There are no minimum balance requirements for Qualified Retirement Accounts.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).

LOST ACCOUNTS The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost", all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

CHOOSING A SHARE CLASS

The following is a summary of the differences between Institutional Shares, A Shares and C Shares of the Fund:

---------------------------------------- -------------------------------------- -------------------------------------
             INSTITUTIONAL                                 A                                     C
                SHARES                                  SHARES                                 SHARES
---------------------------------------- -------------------------------------- -------------------------------------
o   Designed for pension and             o    Designed for retail               o    Designed for retail
    profit-sharing plans, employee            investors investing                    investors investing
    benefit trusts, endowments,               individually or through                individually or through
    foundations and corporations, as          financial institutions                 financial institutions
    well as high net worth individuals   o    Initial sales charge of           o    Deferred sales charge of
    and financial intermediaries who          4.50% or less                          1% on shares sold within one
    are willing to maintain a minimum                                                year of purchase
    account balance of $1,000,000 and    o    Deferred sales charge of 1% on    o    Higher expense ratio than
    omnibus accounts maintained by            purchases of $1 million or more        A Shares due to higher Rule
    financial institutions for the            redeemed in whole or in part           12b-1 distribution fees
    benefit of their clients who              within twelve months.  A
    purchase shares through investment        deferred sales charge will be
    programs such as (1) fee-based            assessed as follows on the
    advisory programs; (2) employee           following purchases redeemed
    benefit plans like 401(k)                 in whole or in part within
    retirement plans; and (3) mutual          thirteen and twenty-four months
    fund platforms.                           of purchase: 1.00% for
o   Designed for retail investors             purchases of $1 million to $2.9
    investing through fee based               million, 0.50% for purchases of
    financial advisors                        $3 million to $4.9 million, and
o   No initial or deferred sales              0.25% for purchases of $5
    charges                                   million and greater
o   Lower expense ratio than A           o    Lower expense ratio than C
    Shares and C Shares                       Shares due to lower Rule 12b-1
                                              distribution fees
---------------------------------------- -------------------------------------- -------------------------------------

Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing which class to purchase. Please review the Fee Table and Sales Charge Schedules for the Fund before investing in the Fund. You may also want to consult with a financial advisor in order to help you determine which class is most appropriate for you.

The following sub-sections summarize information you should know regarding sales charges applicable to purchases of Fund shares.

SALES CHARGE SCHEDULE - A SHARES An initial sales charge is assessed on purchases of A Shares as follows:

                                                           SALES CHARGE (LOAD) AS % OF:
                                               PUBLIC                   NET ASSET
AMOUNT OF PURCHASE                         OFFERING PRICE                VALUE(1)             REALLOWANCE %
$10,000 to $99,999                             4.50%                      4.71%                   4.00%
$100,000 to $249,999                           3.50%                      3.63%                   3.00%
$250,000 to $499,999                           2.50%                      2.56%                   2.25%
$500,000 to $999,999                           1.50%                      1.52%                   1.25%
$1,00,000 to $2,999,999                        0.00%                     0.00% (2)                0.00%
$3,000,000 to $4,999,999                       0.00%                     0.00%(2)                 0.00%
$5,000,000 and up                              0.00%                     0.00%(2)                 0.00%

(1)      Rounded to the nearest one-hundredth percent.
(2) No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1.00% will be charged on purchases of $1 million or more that are redeemed within twelve months of purchase. A CDSC will be charged as follows on the following purchases redeemed in whole or in part within thirteen and twenty-four months of purchase: 1.00% for purchases of $1 million to $2.9 million, 0.50% for purchases of $3 million to $4.9 million, and 0.25% for purchases of $5 million and greater.

The offering price for A Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging, tickets for entertainment events and merchandise.

CONTINGENT DEFERRED SALES CHARGE SCHEDULE AND SALES COMMISSION PAYMENTS BY DISTRIBUTOR - A SHARES AND C SHARES A CDSC is assessed on redemptions of A Shares redeemed within two years of purchase. A CDSC of 1.00% is assessed on redemptions of A Shares that were part of a purchases of $1 million or more within one year of purchase. A CDSC on purchases of $1 million or more redeemed in whole or in part within thirteen and twenty-four twelve months of purchase is charged as follows: 1.00% for purchases up to $2.9 million, 0.50% for purchase of $3 million to $4.9 million, and 0.25% for purchases of $5 million or more.

A CDSC is assessed on redemptions of C Shares redeemed within one years of purchase. A CDSC of 1.00% is assessed on all redemptions made within one year of purchase.

The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied.

The distributor pays the following sales commissions (as a percentage of the offering price) to brokers that initiate and are responsible for purchases of $1 million or more of A Shares: 1.00%
for purchases of $1.0 to $2.9 million, 0.50% for purchases of $3 million to $4.9 million, and 0.25% for purchases of $5 million or more.

The distributor pays a sales commission of 1% of the offering price of C Shares to brokers that initiate and are responsible for purchases of C Shares.

REDUCED SALES CHARGES - A SHARES You may qualify for a reduced initial sales charge on purchases of the Fund's A Shares under rights of accumulation ("ROA) or a letter of intent ("LOI"). To determine the applicable reduced sale charge under ROA, the Fund will combine the value of your current purchase with the Fund A Shares (as of the Fund's prior business day) and that were purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts ("Accounts"). A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. In determining whether a purchase qualifies under ROA, the Fund will consider the value of the Fund's A Shares purchased previously only if they were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages) and the following additional information, as applicable, regarding these accounts:

         Information or records regarding Fund A Shares held in all accounts in your name at the transfer agent;

         Information or records regarding Fund A Shares held in all accounts in your name at another financial intermediary;

         Information or records regarding Fund A Shares for your Accounts at the transfer agent or another financial intermediary.

The Fund may amend or terminate this right of accumulation at any time.

You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund's A Shares within a period of 13 months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction.

ELIMINATION OF INITIAL SALES CHARGES - A SHARES Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:

         A qualified retirement plan under Section 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with Section 403(b) of the IRC;

         Any bank, trust company, savings institution, registered investment Adviser, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee;

         Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative;

         Any person who has, within the preceding 90 days, redeemed Fund shares and completes a reinstatement form upon investment (but only on purchases in amounts not exceeding the redeemed amounts); and

         Any person who exchanges into the Fund from another Trust series or other mutual fund that participates in the Trust's exchange program established for that Fund.

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem A Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

RULE 12B-1 DISTRIBUTION AND SHAREHOLDER SERVICE FEES The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor 0.25% of the average daily net assets of A Shares and 1.00% of the average daily net assets of C Shares for distribution services and the servicing of shareholder accounts. Although the plan provides for payments of up to 0.35% on class A shares, the Fund's Trustees, however, currently limit payments on class A shares to 0.25%of average daily net assets.

Because A Shares and C Shares pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial institutions that provide distribution and shareholder services with respect to A Shares and C Shares.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of certain other mutual funds. For a list of mutual funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences.

In addition, if you exchange Fund shares within 60 days of purchase, you will be charged a redemption fee of 1.50% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" above for additional information. To calculate redemption fees, each Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                                    HOW TO EXCHANGE
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The names of each fund (and class) you are exchanging
    o   The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain a signature guarantee,  if required
o   Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
     o   Your account number
     o   Exact name(s) in which account is registered
     o   Additional form of identification

RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund declares distributions from net investment income at least quarterly. Any net capital gain realized by each Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax.

Any amounts withheld may be credited against your Federal income tax liability. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                            ABSOLUTE STRATEGIES FUND
                              INSTITUTIONAL SHARES
                                    A SHARES
                                    C SHARES

                              FOR MORE INFORMATION
                           ANNUAL/SEMI-ANNUAL REPORTS
  Additional information about the Fund's investments will be available in the
     Fund's annual/semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
          The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

                               CONTACTING THE FUND
          You can get free copies of the annual/semi-annual reports and the SAI, request other information and discuss your
               questions about the Fund by contacting the Fund at:

                            Absolute Strategies Fund
                                  P.O. Box 446
                              Portland, Maine 04112
                           (800) XXX-XXXX (toll free)

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
  You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and
      Exchange Commission ("SEC"). The scheduled hours of operation of the
              Public Reference Room may be obtained by calling the
                  SEC at (202) 942-8090. You can get copies of
            this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available on the SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-3023

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------


APRIL __, 2005

INVESTMENT ADVISER:                                  ABSOLUTE STRATEGIES FUND

Absolute Investment Advisers LLC
265 Franklin Strret
Boston, MA 02110

ACCOUNT INFORMATION
AND SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(XXX) XXX-XXXX




THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.




This Statement of Additional Information (the "SAI") supplements the Prospectus dated April __, 2005, as may be amended from time to time, offering Institutional, A and C Shares of the Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectuses. You may obtain the Prospectuses without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GLOSSARY                                                                       1

INVESTMENT POLICIES AND RISKS                                                  2

INVESTMENT LIMITATIONS                                                        18

MANAGEMENT                                                                    20

PORTFOLIO TRANSACTIONS                                                        28

PURCHASE AND REDEMPTION INFORMATION                                           31

TAXATION                                                                      33

OTHER MATTERS                                                                 38

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B - FUND PROXY VOTING PROCEDURES                                    B-1

APPENDIX C - ADVISER/SUB-ADVISOR PROXY VOTING PROCEDURES                     C-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

         "Accountant" means Citigroup Global Transaction Services.

         "Administrator" means Citigroup Global Transaction Services.

         "Adviser" means Absolute Investment Advisers LLC

         "Board" means the Board of Trustees of the Trust.

         "Citigroup" means Citigroup Global Transaction Services.

         "CFTC" means Commodities Future Trading Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means Forum Trust, LLC.

         "Distributor" means Forum Fund Services, LLC, the distributor of the Fund's shares.

         "Fund" means Absolute Strategies Fund.

         "Independent Trustee" means a Trustee that is not an "interested person" of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act.

         "IRS" means Internal Revenue Service.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value per share.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SAI" means Statement of Additional Information.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

         "Sub-Adviser" means each of Aronson+Johnson+Ortiz, LP, Bernzott Capital Advisors, Contravisory Research & Management Corp., Grantham, Mayo, Van Otterloo & Co. LLC, Horizon Asset Management, LLC, Kinetics Asset Management, Inc., Loomis, Sayles & Company, LP, Metropolitan West Asset Management, LLC, Moody Aldrich Partners, LLC, Scout Investment Advisors, Inc., SSI Investment Management, Inc., TT International, TWIN Capital Management LLC, and Yacktman Asset Management Co.

         "Transfer Agent" means Citigroup Global Transaction Services.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund is a diversified  series of the Trust.  The Fund offers three  classes:
Institutional Shares, A Shares and C Shares. This section discusses in greater detail than the Funds' Prospectus certain investments that the Funds can make.

A. EQUITY SECURITIES

1. COMMON AND PREFERRED STOCK

GENERAL. The Fund may invest in the common stock of companies. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

The Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2. CONVERTIBLE SECURITIES

GENERAL. The Fund may invest in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

SECURITY RATINGS INFORMATION. The Fund's investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. The Fund may invest in high yield securities provide poor protection for payment of principal and interest but may have greater potential for capital appreciation than do higher quality securities. These securities also have greater risk of default or price changes due to changes in the issuers' creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, the market prices of these securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates. Under such conditions, the Fund may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and may rely more heavily on the judgment of a Sub-Adviser to do so.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, each Sub-Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.


RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3. WARRANTS AND RIGHTS

GENERAL. The Fund may invest in warrants and rights. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. The Fund may also invest up to 10% of its total assets in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.

RISKS. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for the resale of the warrants and rights, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4. DEPOSITARY RECEIPTS

GENERAL. The Fund may invest in depositary receipts. A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security. Depositary receipts include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depository receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.


4. REAL ESTATE INVESTMENT TRUSTS

GENERAL. The Fund may purchase real estate investment trusts ("REITs"). A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if, among other things, it distributes to shareholders substantially all of its taxable income (other than net capital gains) for each taxable year.

RISKS. Because REITs have on-going operating fees and expenses, which may include management, operating and administration expenses, REIT shareholders including the Fund will bear a proportionate share of those expenses in addition to the expenses of the Fund.

B. FIXED INCOME SECURITIES

1. GENERAL

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the U.S. (such as the mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the U.S. must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the U.S. in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

CORPORATE DEBT OBLIGATIONS. The Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Fund may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions, which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-backed securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities' effective maturities.

GOVERNMENT AND AGENCY MORTGAGE-BACKED SECURITIES. The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development ("HUD"), creates pass-through securities from pools of government guaranteed (Farmers' Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA, which is a U.S. Government-sponsored corporation owned entirely by private stockholders that is subject to regulation by the Secretary of HUD, and FHLMC, a corporate instrumentality of the U.S. Government, issue pass-through securities from pools of conventional and Federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal,  and  FHMLC  guarantees  timely  payment  of  interest  and  ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Fund may invest in privately issued mortgage-backed securities. Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers. STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMOs") that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA ("Mortgage Assets"). CMOs are multiple-class debt obligations. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as "tranches") of CMOs have priority over other classes with respect to the receipt of mortgage prepayments. Each tranch is issued at a specific or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis. Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranch until all other tranches with earlier stated maturity or distribution dates have been paid in full.

ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

MUNICIPAL SECURITIES. The Fund may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports). The Fund may invest up to 5% of its total assets in municipal securities of issuers located in any one territory or possession of the United States.

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer's general taxing power. The Fund will not invest more than 25% of its total assets in a single type of revenue bond. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

VARIABLE AND FLOATING RATE SECURITIES. The Fund may invest in variable and floating rate securities. Fixed Income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Fund intends to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

ZERO-COUPON SECURITIES. The Fund many invest in zero-coupon securities. Zero-coupon securities are debt obligations that are issued or sold at a significant discount from their face value and do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the zero-coupon securities must be included ratably in the income of the Fund (and thus an investor's) as the income accrues, even though payment has not been received. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when an Sub-Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss. Because interest on zero-coupon securities is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates, and may involve greater credit risks, than the value of debt obligations which distribute income regularly.

Zero-coupon securities may be securities that have been stripped of their unmatured interest stream. Zero-coupon securities may be custodial receipts or certificates, underwritten by securities dealers or banks, that evidence ownership of future interest payments, principal payments or both on certain U.S. Government securities. The underwriters of these certificates or receipts generally purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the purchased unmatured coupon payments and the final principal payment of the U.S. Government Security. These certificates or receipts have the same general attributes as zero-coupon stripped U.S. Treasury securities but are not supported by the issuer of the U.S. Government Security. The risks associated with stripped securities are similar to those of other zero-coupon securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates.

FINANCIAL INSTITUTION OBLIGATIONS. The Fund may invest in financial institution obligations. Obligations of financial institutions include certificates of deposit, bankers' acceptances, time deposits and other short-term debt obligations. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by a Portfolio but may be subject to early withdrawal penalties which could reduce a Portfolio's performance. Although fixed time deposits do not in all cases have a secondary market, there are no contractual restrictions on a Portfolio's right to transfer a beneficial interest in the deposits to third parties.

The Fund may invest in Eurodollar certificates of deposit, which are issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are issued by a U.S. branch of a foreign bank and held in the United States; Eurodollar time deposits, which are deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are issued by Canadian offices of major Canadian banks. Each of these instruments is U.S. dollar denominated.

2. RISKS

GENERAL. The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed income securities. As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on debt securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, fixed income securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its fixed income securities. Bankruptcy, litigation or other conditions may impair an issuer's ability to pay, when due, the principal of and interest on its fixed income securities.

MORTGAGE-BACKED SECURITIES. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund's yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

ASSET-BACKED SECURITIES. Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

NON-US DOLLAR DENOMINATED SECURITIES. The Fund may invest in non-US dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

2. RISKS

GENERAL. The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed income securities. As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, fixed income securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its fixed income securities. Bankruptcy, litigation or other conditions may impair an issuer's ability to pay, when due, the principal of and interest on its fixed income securities.

CREDIT. The Fund's investment in fixed income securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. The Fund may invest in high yield securities provide poor protection for payment of principal and interest but may have greater potential for capital appreciation than do higher quality securities. These securities also have greater risk of default or price changes due to changes in the issuers' creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, the market prices of these securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates. Under such conditions, the Fund may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and may rely more heavily on the judgment of a Sub-Adviser to do so.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

MORTGAGE-BACKED SECURITIES. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund's yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

ASSET-BACKED SECURITIES. Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

C. FOREIGN SECURITIES

The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

D. FOREIGN CURRENCIES TRANSACTIONS

1. GENERAL

Investments in foreign companies will usually involve currencies of foreign countries. The Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. The Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered "derivatives" -- financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis and the Fund will not enter these contracts for speculative purposes. The Fund will not have more than 25% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

2. RISKS

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund.

E. OPTIONS AND FUTURES

1. GENERAL

The Fund may purchase or write put and call options, futures and options on futures to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

Specifically, the Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by the Fund must be traded on an exchange or over-the-counter. The Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. The Fund may also purchase or write put and call options on these futures contracts.

Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

If the Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (1) an offsetting
("covered") position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with that Fund's Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated
Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

2. OPTIONS AND FUTURES CONTRACTS

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FOREIGN CURRENCY. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3. RISKS OF OPTIONS TRANSACTIONS

There are certain investment risks associated with options transactions. These risks include: (1) dependence on a Sub-Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions.


Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations.


4. RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES

The risk of loss in trading futures contracts and in writing options on futures contracts can be substantial, due to the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (as well as gain) to the investor. Thus, a purchase or sale of a futures contract, and the writing of an option on a futures contract, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, the Fund may be required to make delivery of the instruments underlying the futures positions it holds.

The Fund could suffer losses if it is unable to close out a futures contract or options on futures contract because of an illiquid secondary market. Futures contracts and options on futures contracts may be closed out only on an exchange, which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

The Fund bears the risk that the Adviser will incorrectly predict future market trends. If the Adviser attempts to use a futures contract or an option on a futures contract as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.


F. LEVERAGE TRANSACTIONS

1. GENERAL

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into repurchase agreements, dollar rolls and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Fund uses these investment techniques only when its Adviser or Sub-Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors with a potentially higher return.

BORROWING. The Fund may borrow money from a bank in amounts up to 33 1/3% of total assets at the time of borrowing. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to this limitation. A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities. An investment of the Fund's assets in reverse repurchase agreements will increase the volatility of the Fund's NAV. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.


SECURITIES LENDING AND REPURCHASE AGREEMENTS. The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

The Fund may enter into repurchase agreements are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities offered on a "when-issued" and "forward commitment" basis (including a delayed delivery basis). Securities purchased on a "when-issued" or "forward commitment basis" are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a "delayed delivery" basis when the transaction is structured to occur some time in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by the Fund if, as a result, more than 25% of the Fund's total assets would be committed to such transactions.

DOLLAR ROLL TRANSACTIONS. Dollar roll transactions are transactions in which the Fund sells securities to a bank or securities dealer, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. During the period between the commitment and settlement, no payment is made for the securities purchased and no interest or principal payments on the securities accrue to the purchaser, but the Fund assumes the risk of ownership. The Fundo is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The Fund will engage in dollar roll transactions for the purpose of acquiring securities for their investment portfolios. The Fund will limit its obligations on dollar roll transactions to 35% of the Fund's net assets.


2. RISKS

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of the Fund's securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.


SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's Custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.


G. ILLIQUID AND RESTRICTED SECURITIES

1. GENERAL

The Fund may invest in illiquid and restricted securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2)
purchased over-the-counter options; (3) securities which are not readily marketable;

and (4)  securities  subject  to  contractual  or legal  restrictions  on resale
because  they  have  not  been  registered   under  the  1933  Act  ("restricted
securities").

2. RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Sub-Adviser to be liquid, can become illiquid.


3. DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Sub-Advisors, pursuant to guidelines approved by the Board. Each Sub-Adviser determines and monitors the liquidity of Fund assets under management and reports periodically on its decisions to the Board. A Sub-Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, a Sub-Adviser may determine that the securities are not illiquid.

H. INVESTMENT COMPANY SECURITIES

1. OPEN-END AND CLOSED-END INVESTMENT COMPANIES

GENERAL. The Fund may invest in shares of open-end and closed-end investment companies. The Fund will limit its investment in the securities of other open-end and closed-end investment companies to 10% of the Fund's total assets. Shares owned in exchange traded funds that have received exemptive relief from the SEC that permits other mutual funds toinvest in the shares without limitations are excluded from this liitation.

RISKS. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company's advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in open-end or closed-end investment companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.

I. TEMPORARY DEFENSIVE POSITION

The Fund may invest in high quality money market instruments, pending investment of cash balances. Each Fund may also assume a temporary defensive position and may invest without limit in high quality money market instruments. High quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by that Fund's Adviser or a Sub-Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

J. CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A und operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

2.  INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of that Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

A. FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval. The Fund may not:

1. BORROWING MONEY

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

2. CONCENTRATION

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on investments in U.S. Government Securities and repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3. DIVERSIFICATION

With respect to 50% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.


4. UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

5. MAKING LOANS

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

6. PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

7. PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8. ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.


B. NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

1. SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

2. PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3. OPTIONS AND FUTURES CONTRACTS

Invest in options contracts regulated by the CFTC if, as a result, more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

The Fund will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets and will not buy call options with a value exceeding 5% of the Fund's total assets.

4. EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5. BORROWING

Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

6. ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

3.  MANAGEMENT
--------------------------------------------------------------------------------


A. TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of each Fund. The Trust and three other investment companies (collectively, the "fund complex") hold themselves out to investors as related companies for purposes of investment and investor services. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated.

----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                                                                             IN FUND            OTHER
                               POSITION      LENGTH         PRINCIPAL OCCUPATION(S)          COMPLEX        TRUSTEESHIPS
           NAME,               WITH THE      OF TIME                 DURING                  OVERSEEN          HELD BY
      AGE AND ADDRESS            TRUST       SERVED               PAST 5 YEARS              BY TRUSTEE        TRUSTEES
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
INTERESTED TRUSTEE
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
John Y. Keffer                Trustee      1989-Present President, Citigroup, fund        24              None
Born:  July 15, 1942                                    services division since 2003;
                                                        President,         Forum
                                                        Financial   Group,   LLC
                                                        ("Forum")     (a    fund
                                                        services         company
                                                        acquired by Citigroup in
                                                        2003).  Trustee  of  one
                                                        other investment company
                                                        within the fund complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
INDEPENDENT TRUSTEES
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
Costas Azariadis              Trustee      1989-Present Professor of Economics,             24              None
Born:  February 15, 1943                                University of California-Los
                                                        Angeles;        Visiting
                                                        Professor of  Economics,
                                                        Athens   University   of
                                                        Economics  and  Business
                                                        1998 - 1999.  Trustee of
                                                        one   other   investment
                                                        company  within the fund
                                                        complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
James C. Cheng                Trustee      1989-Present President, Technology Marketing     24              None
Born:  July 26, 1942                                    Associates
                                                        (marketing  company  for
                                                        small and  medium  sized
                                                        businesses     in    New
                                                        England). Trustee of one
                                                        other investment company
                                                        within the fund complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
J. Michael Parish             Chairman,    1989-Present Retired; Partner, Wolfe, Block,     24              None
Born:  November 9, 1943       Trustee      (Chairman    Schorr and Solis-Cohen LLP (law
                                           since        2004) firm) 2002 - 2003;
                                                        Partner,  Thelen  Reid &
                                                        Priest  LLP  (law  firm)
                                                        from    1995   -   2002.
                                                        Trustee   of  one  other
                                                        investment       company
                                                        within the fund complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------


                                       20


                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                                                                             IN FUND            OTHER
                               POSITION      LENGTH         PRINCIPAL OCCUPATION(S)          COMPLEX        TRUSTEESHIPS
           NAME,               WITH THE      OF TIME                 DURING                  OVERSEEN          HELD BY
      AGE AND ADDRESS            TRUST       SERVED               PAST 5 YEARS              BY TRUSTEE        TRUSTEES
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
          OFFICERS
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
David I. Goldstein            President     2003-Present Director, Citigroup since 2003;    N/A             N/A
Born:  August 3, 1961                                    Director, Business & Product
                                                         Development,  Forum 1999
                                                         -                  2003.
                                                         President/Assistant
                                                         Secretary  of one  other
                                                         investment       company
                                                         within the fund complex.

----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
Beth P. Hanson                Vice          2003-Present Relationship           Manager,    N/A             N/A
Born:  July 15, 1966          President/Assistant        Citigroup       since      2003;
                              Secretary                  Relationship   Manager,    Forum
                                                         1999  -  2003.   Vice-President/
                                                         Assistant   Secretary   of   one
                                                         other investment  company within
                                                         the fund  complex.  Secretary of
                                                         one  other  investment   company
                                                         within the fund complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
Stacey E. Hong                Treasurer    2002-Present  Director, Fund Accounting,         N/A             N/A
Born:  May 10, 1966                                      Citigroup since 2003; Director
                                                         Forum         Accounting
                                                         Services,    LLC   (fund
                                                         accountant  acquired  by
                                                         Citigroup  in 2003) 1999
                                                         - 2003. Treasurer of two
                                                         other         investment
                                                         companies   within   the
                                                         fund complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------
David M. Whitaker             Secretary    2004-Present  Counsel, Citigroup since 2004;     N/A             N/A
Born:  September 6, 1971                                 Assistant Counsel, PFPC
                                                         Worldwide, Inc. (a fund
                                                         services company) 1999-2004.
                                                         Secretary of one other
                                                         investment company within the
                                                         fund complex.
----------------------------- ------------ ------------ --------------------------------- --------------- ------------------

B. TRUSTEE OWNERSHIP IN EACH FUND IN FAMILY OF INVESTMENT COMPANIES

------------------------------------------ ------------------------------------------ ---------------------------------------
                                                                                       AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                                                                       AS OF DECEMBER 31, 2003 IN ALL FUNDS
                                                                                       OVERSEEN BY TRUSTEE IN THE FAMILY OF
                TRUSTEES                    DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN            INVESTMENT COMPANIES
                                                EACH FUND AS OF DECEMBER 31, 2003
------------------------------------------ ------------------------------------------ ---------------------------------------
INTERESTED TRUSTEES
------------------------------------------ ------------------------------------------ ---------------------------------------
John Y. Keffer                                               None                                $10,001-$50,000
------------------------------------------ ------------------------------------------ ---------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------ ------------------------------------------ ---------------------------------------
Costas Azariadis                                             None                                      None
------------------------------------------ ------------------------------------------ ---------------------------------------
James C. Cheng                                               None                                      None
------------------------------------------ ------------------------------------------ ---------------------------------------
J. Michael Parish                                            None                                   Over $100,000
------------------------------------------ ------------------------------------------ ---------------------------------------

C. OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2004, no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of the Adviser, any Sub-Adviser, the distributor, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with the Adviser, any Sub-Adviser or the distributor.


D. INFORMATION CONCERNING TRUST COMMITTEES

1. AUDIT COMMITTEE

The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent
Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls.

2. NOMINATING COMMITTEE

The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders.

3. VALUATION COMMITTEE

The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish and the senior officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board.

4. QUALIFIED LEGAL COMPLIANCE COMMITTEE

The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust.

E. COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee is paid an annual retainer fee of $9,000 for service to the Trust ($10,500 for the independent Chairman). In addition, each Trustee will be paid a fee of $1,200 for each regular Board meeting attended ($1,587.50 for the independent Chairman) and $750 for each special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following tables set forth estimated fees to be paid to each Trustee by the Fund and the fund complex, which includes all series of the Trust and another investment company for which Citigroup provides services, for the Fund's initial fiscal year ending March 31, 2006.

--------------------- -------------------- ----------------------
                                                  TOTAL
                                             COMPENSATION FROM
                       COMPENSATION FROM        TRUST AND
      TRUSTEE                FUND              FUND COMPLEX
--------------------- -------------------- ----------------------
John Y. Keffer                                      $0
--------------------- -------------------- ----------------------
Costas Azariadis                                  18,000
--------------------- -------------------- ----------------------
James C. Cheng                                    18,000
--------------------- -------------------- ----------------------
J. Michael Parish                                 18,000
--------------------- -------------------- ----------------------

F. INVESTMENT ADVISORS

1. SERVICES OF ADVISER AND SUB-ADVISORS

The Adviser serves as investment advisor to the Fund pursuant to investment advisory agreements with the Trust (each an "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

Subject to the direction of the Trust's Board of Trustees and the Adviser, each of the following Sub-Advisors makes decisions regarding the investment and reinvestment of the respective Fund's assets allocated to it for management by the Adviser.



                          SUB-ADVISER
Aronson &Johnson& Ortiz, LP
Bernzott Capital Advisors
Contravisory Research & Management Corporation
Grantham, Mayo, Van Otterloo & Co., LLC
Horizon Asset Management
Kinetics Asset Management, Inc.
Loomis, Sayles & Compnay, LP
Metropolitan West Asset Management LLC
Moody Aldrich Partners, LLC
Scout Investment Advisers, Inc.
SSI Investment Management
TT International
TWIN Capital Management, Inc.
Yacktman Asset Management Company


2. OWNERSHIP OF ADVISER

The Adviser is a [describe ownership structure of advisor]

3. OWNERSHIP OF SUB-ADVISORS

[Insert organizational information re: sub-advisors]

4. FEES

The Adviser's fee is calculated as a percentage of each Fund's average daily net assets. The fee, if not waived, is accrued daily by each Fund and is paid monthly based on average net assets for the previous month. The Sub-Adviser's fee is calculated as a percentage of the Fund's average daily net assets but is paid by the Adviser and not the Fund.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


5. OTHER PROVISIONS OF ADVISORY AGREEMENT

The Adviser is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

The Advisory Agreement contemplates that the Adviser will pay 0.10% of the annual advisory fee it receives from the Fund to Lipper Inc. as compensation for the provision of ding strategic portfolio analysis for the Fund ("Consulting Services"). The Advisory Agreement states that the Adviser's fee will be reduced by 0.10% should the Adviser cease to use Lipper Inc. or another party to provide Consulting Services for the Fund.

6. APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

   [To be inserted by amendment]

G. DISTRIBUTOR

1. DISTRIBUTION SERVICES

The Distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. The Distributor is controlled by Forum Trust, LLC, the Fund's Custodian.

Under a distribution agreement (the "Distribution Agreement") with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of each Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold without a sales charges or distribution fees. These financial institutions may otherwise act as processing agents and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of A Shares

Table 2 in Appendix B shows the aggregate sales charges paid to the Distributor, the amount of sales charge reallowed by the Distributor, and the amount of sales charge retained by the Distributor. The data are for the past three years (or shorter depending on the Fund's commencement of operations).

2. DISTRIBUTION PLAN (A AND C SHARES)

In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Fund's A and C Shares, which provides for payment to the Distributor of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the A Shares and 1.00% of the average daily net assets of the C Shares as compensation for the Distributor's services. Although the plan provides for payments of up to 0.35% on class A shares, the Board , however, currently limit payments on class A shares to 0.25%of average daily net assets.

The Plan provides that the Distributor may incur expenses for activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions, including the Adviser, for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer of institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of A Shares and C Shares to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Independent Trustees. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Fund to compensate the Distributor for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The Plan further provides that it may not be amended to materially increase the costs, which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Independent Trustees. The Plan may be terminated at any time by the Board, by a majority of the Independent Trustees or by shareholders of the Fund's A shares.

Table 3 in Appendix B shows the dollar amount of fees payable by the Fund to the Distributor or its agents under the Distribution Plan, the amount of fees waived by the Distributor or its agents and the actual fees received by the Distributor and its agents under the Plan. The data provided are for the past year.

3. COMPLIANCE SERVICES

Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust, the Distributor provides a Chief Compliance Officer ("CCO") to the Trust as well as certain additional compliance support functions ("Compliance
Services"). Pursuant to the Administration Agreement between the Trust and Administrator, the Administrator has agreed to pay any fees generated under the Compliance Agreement for Compliance Services rendered to the Funds.

The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Trust or by the Distributor with respect to the Fund on 60 days' written notice to the other party. The provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, the Distributor and certain related parties (such as the Distributors officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to the Distributor's actions or omissions, except for any act or omission resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Table 4 in Appendix B shows the dollar amount of the fees accrued by each Fund to the Distributor, the amount of the fee waived by the Distributor, and the actual fees received by the Distributor. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

H. OTHER FUND SERVICE PROVIDERS

1. ADMINISTRATOR

As administrator, pursuant to an administration agreement (the "Administration Agreement") with the Trust, the Administrator is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a fee from the Fund at an annual rate of ____9% of the Fund's average daily net assets. There is an annual minimum charge of $40,000. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement with respect to the Fund continues in effect until terminated provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to each Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. Under the Administration Agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Table 5 in Appendix B shows the dollar amount of the fees accrued by the Fund to the Administrator, the amount of the fee waived by the Administrator, and the actual fees received by the Administrator. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

2. FUND ACCOUNTANT

As fund accountant, pursuant to an accounting agreement (the "Accounting Agreement") with the Trust, the Accountant provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

For its services, the Accountant receives from the Fund a monthly fee of $____, $____ per month for each class above one, $_____ per month per Sub-Adviser, an annual fee of ___% of the Fund's average daily net assets and certain surcharges based upon the Fund's asset level as well as the number and type of the Fund's portfolio transactions and positions. The Fund also pays the Accountant an annual fee of $____ for tax preparation services. The fees paid to the Accountant are accrued daily by each Fund and are paid monthly based, in part, on transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to the Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 day's written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or if the loss in the shareholder's account with the Trust is less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and the Fund.

Table 6 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

3. TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agent agreement ("Transfer Agency Agreement") with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.

For its services, the Transfer Agent receives an annual fee from the Fund of $____, plus $_____ for each class above one. The Fund also pays the Transfer Agent an annual per account fee of $__ per open shareholder account and $_ per closed shareholder account. The fees paid to the Transfer Agent are accrued daily by the Fund and are paid monthly.

4. CUSTODIAN

Forum Trust LLC, an affiliate of the Distributor, is the Fund's Custodian and safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101. Citibank, N.A. is the subcustodian of the Fund. Citibank, N.A. is located in New York, NY.


For its services, Forum Trust, LLC receives a fee of ____% of the Fund's first $1 billion in assets; 0.0075% on Fund assets between $1-2 billion; 0.0050% on Fund assets between $2-6 billion; and 0.0025% on Fund assets greater than $6 billion. The Fund also pays an annual maintenance fee of $____, plus certain other transaction fees. These fees are accrued daily by each Fund and are paid monthly based on average net assets and transactions for the previous month.

5. LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.

6. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, an independent registered public accounting firm, has been selected as auditor for each Fund. The auditor audits the annual financial statements of each Fund and provides each Fund with an audit opinion. The auditors also review certain regulatory filings of each Fund and the Funds' tax returns.

4.  PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

A. HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated.

When transactions are executed in an over-the-counter market, the Adviser or Sub-Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser or Sub-Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.


B. COMMISSIONS PAID

Table 7 in Appendix B shows the aggregate brokerage commissions paid by each Fund as well as aggregate commissions paid to an affiliate of each Fund or the Adviser or Sub-Adviser. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


C. ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser or a Sub-Adviser places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Adviser or Sub-Adviser. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by a Sub-Adviser or Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser and each Sub-Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser or a Sub-Adviser seeks the most favorable price and execution available. The Adviser's or a Sub-Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

D. CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser or a Sub-Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's or a Sub-Adviser's duties, the Adviser or a Sub-Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for the Fund. These payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

E. OBTAINING RESEARCH FROM BROKERS

The Adviser or a Sub-Adviser has full brokerage discretion. The Adviser or a Sub-Adviser evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Adviser or a Sub-Adviser may give consideration to research services furnished by brokers to the Adviser or the Sub-Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's or a Sub-Adviser's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser's or a Sub-Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser's or a Sub-Adviser's fees are not reduced by reason of the Adviser's or Sub-Adviser's receipt of research services. Since most of the Adviser's or a Sub-Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser or Sub-Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's or Sub-Adviser's clients and the Fund's investors.

The Adviser or a Sub-Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.


F. COUNTERPARTY RISK

The Adviser or a Sub-Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

G. TRANSACTIONS THROUGH AFFILIATES

The Adviser or a Sub-Adviser may effect transactions through affiliates of the Adviser or Sub-Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.


H. OTHER ACCOUNTS OF THE ADVISER OR SUB-ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or a Sub-Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's or a Sub-Adviser's opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser or a Sub-Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


I. PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

J. SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

Table 8 in Appendix B lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the appropriate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

5.  PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A. GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the offices of the Transfer Agent.

Each Fund class thereof accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B. ADDITIONAL PURCHASE INFORMATION

Shares of each Fund class thereof are sold on a continuous basis by the Distributor at NAV plus any applicable sales charge. Accordingly, the offering price per share of the Fund class may be higher than the Fund class' NAV.


The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1. IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.


2. UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a matter indicating custodial capacity.

3. PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.


If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your financial institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C. ADDITIONAL REDEMPTION INFORMATION

You may redeem Fund class shares at NAV minus any applicable sales charge or redemption fee. Accordingly, the redemption price per share of a Fund class may be lower than the Fund class' NAV. The Fund may redeem shares involuntarily to:
(1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.


1. SUSPENSION OF RIGHT OF REDEMPTION

Under normal circumstances, a Fund class will send redemption proceeds to you within a week. The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.


2. REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

3. NAV DETERMINATION

In determining the NAV of a Fund class, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).


4. DISTRIBUTIONS

Distributions of net investment income will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6.  TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A. QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is March 31 (the same as the Fund's fiscal year end).

1. MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

     o The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2. FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B. FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. The Fund's distributions of dividends that it received from REITs generally do not constitute "qualified dividend income."

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.


All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.

The Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C. CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For Federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last.

business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of
Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to United States Federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income." The Fund could elect to "mark-to market" stock in a PFIC. Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If the Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the

Fund. Any such income would be subject to the 90% distribution requirement described above and calendar year distribution requirement described below.


D. FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if the Fund so elects) of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E. SALE, EXCHANGE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


F. BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.


G. FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and short-term capital gains) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. You generally would be exempt from Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.


H. STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.


I. FOREIGN INCOME TAX

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund.

7.  OTHER MATTERS
--------------------------------------------------------------------------------

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Absolute Strategies Fund (1)                  DF Dent Premier Growth Fund
Adams Harkness Small Cap Growth Fund          Fountainhead Special Value Fund
Austin Global Equity Fund                     Investors Bond Fund
Auxier Focus Fund (2)                         Jordan Opportunity Fund
Brown Advisory Growth Equity Fund(3)          Mastrapasqua Growth Fund
Brown Advisory Intermediate Income Fund(4)    Payson Total Return Fund
Brown Advisory International Fund(3)          Payson Value Fund
Brown Advisory Maryland Bond Fund (3)         Polaris Global Value Fund
Brown Advisory Real Estate Fund(3)            Shaker Fund(5)
Brown Advisory Small-Cap Growth Fund(4)       TaxSaver Bond Fund
Brown Advisory Small-Cap Value Fund           Winslow Green Growth Fund
Brown Advisory Value Equity Fund(3)


(1) The Trust offers shares of beneficial interest in an Institutional A and C class of this series.
(2) The Trust offers shares of beneficial interest in an Investor, A and C class of this series.
(3) The Trust offers shares of beneficial interest in an Institutional class of this series.
(4) The Trust offers shares of beneficial interest in an Institutional and A class of this series.
(5) The Trust offers shares of beneficial interest in Intermediary, A, B and C classes of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each Fund will continue indefinitely until terminated.

2. SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will effect each class' performance. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

3. SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights. Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.


4. TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B. FUND OWNERSHIp

As of March __, 2005, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of each Fund.

Also as of that date, certain shareholders of record owned 5% or more of the shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of the shares of the Fund are listed in Table 9 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of March __, 2005, the following shareholders may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities.


[Insert by amendment]

C. LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D. PROXY VOTING PROCEDURES

Copies of the proxy voting procedures of the Trust, the Adviser and each Sub-Adviser are included in Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2006 will be available on or after August 31, 2006 (1) without charge, upon request, by contacting the Transfer Agent at (800) XXX-XXXX and (2) on the SEC's website at HTTP://WWW.SEC.GOV.

E. CODE OF ETHICS

The Trust, the Adviser, each Sub-Adviser and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser, each Sub-Adviser and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchase or held by the Fund, subject to certain limitations.


F. REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

PREFERRED STOCK

MOODY'S

AAA An issue that is rated "Aaa" is considered to be a top quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue that is rated "Aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "A" is considered to be an upper medium-grade preferred stock. While risks are judged to be somewhat greater than in the "Aaa" and "Aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue that is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue that is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue that is rated "Caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue that is rated "Ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C             This is the lowest rated class of preferred or  preference  stock.
              Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA           This is the  highest  rating  that may be  assigned  by Standard &
              Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B,        Preferred stock  rated  BB,  B, and CCC is  regarded,  on balance,
CCC           as predominantly speculative with respect to the issuer's capacity to  pay  preferred  stock  obligations.  BB  indicates  the lowest degree of  speculation  and CCC the  highest.  While  such  issues
              will  likely  have some quality  and   protective characteristics,
              these  are  outweighed  by  large   uncertainties   or  major risk
              exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C             A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
               o    Leading market positions in well-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT            Issuers  rated  Not  Prime  do  not fall  within any of the Prime
PRIME          rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

--------------------------------------------------------------------------------
APPENDIX B - PROXY VOTING PROCEDURES
--------------------------------------------------------------------------------

                                   FORUM FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003
                          AS AMENDED SEPTEMBER 14, 2004


         SECTION 1.  PURPOSE

         Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

         This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

         SECTION 2.  RESPONSIBILITIES

         (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by the Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by the Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

         The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the fund's custodian to the adviser or to an agent of the adviser selected by the adviser to vote proxies with respect to which the Adviser has such discretion (a "proxy voting service").

         (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these policies. The Proxy Manager will, from to time, periodically review the policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these policies.

         SECTION 3.  SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which the Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

         (A)      GENERAL

                  (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

                  (2)   INDEPENDENCE.   The  Adviser  will  obtain   an   annual
                  certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

                  (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

         (B)      ROUTINE MATTERS

         As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                  (1) Election of Directors. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

                  (2) Appointment of Auditors. Management recommendations will generally be supported.

                  (3) Changes in State of Incorporation or Capital Structure. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

         (C)      Non-Routine Matters

                  (1) Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis.

                  (2) Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                  (3) Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                  (4) Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

                  (5) Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

         (D)      CONFLICTS OF INTEREST

         Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the Board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted.

         If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

         (E)      ABSTENTION

                  The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

--------------------------------------------------------------------------------
APPENDIX C - ADVISOR/SUB-ADVISOR PROXY VOTING PROCEDURES
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                          [TO BE INSERTED BY AMENDMENT]

PART C
                                OTHER INFORMATION

ITEM 22.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 143 via EDGAR on March 1, 2004, accession number 0001275125-04-000043).

(c) See Sections 2.04 and 2.07 of the Trust Instrument (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

(d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Total Return Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (3) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

     (4) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Small-Cap Growth Fund, Brown Advisory Growth Equity Fund and Brown Advisory Real Estate Fund dated as of May 1, 2001, as amended August 28, 2003 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 138 via EDGAR on December 8, 2003, accession number 0001004402-03-000609).

     (5) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

     (6) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated dated December 20, 2000 relating to Brown
          Advisory Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

     (7) Investment Advisory Agreement between Registrant and Shaker Investments, LLC relating to Shaker Fund, dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

     (8) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (9) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

     (10) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund dated September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

     (11) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) relating to Investors Bond Fund and TaxSaver Bond Fund dated May 13,

          2002 (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (12) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Intermediate Income Fund, Brown Advisory International Fund and Brown Advisory Value Equity Fund dated September 19, 2002 (as amended November 18, 2002) (Exhibit incorporated by reference as filed as Exhibit (d)(14) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (13) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP relating to Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (14) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. regarding Brown Advisory Small-Cap Value Fund dated October 8, 2003 (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

     (15) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Small-Cap Value Fund
          (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

     (16) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (d) (16) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141).

     (17) Form of Management Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (d) (17) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (18) Form of Investment Advisory Agreement between Registrant and Windowpane Advisors LLC regarding Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d) (18) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (19) Form of Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. regarding Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (20) Form of Investment Advisory Agreement between Registrant and Insight Capital Research and Management, Inc. regarding ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (21) Form of Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund (to be filed by further amendment).

     (22) Form of Sub-Advisory Agreement between Absolute Investment Advisers, LLC and each sub-adviser to Absolute Strategies Fund (to be filed by further amendment).

     (23) Form of Investment  Advisory  Agreement  between  Registrant  and Merk
          Investments, LLC regarding Merk Hard Currency Fund (to be filed by further amendment).

     (24) Form of Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover Responsibility Fund (to be filed by further amendment).


(25) Form of Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory International Fund dated August 1, 2004 (Exhibit incorporated by reference as filed as Exhibit (d)(25) in post-effective amendment No. 165 via EDGAR on March 1, 2005, accession number 0001275125-05-000129).

(26) Form of Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott & Partners Limited dated September 14, 2004 regarding Brown Advisory International Fund ((Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 165 via EDGAR on March 1, 2005, accession number 0001275125-05-000129).


(e) (1) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit
     (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (2) Distribution Agreement between Registrant and Forum Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).


(f)  None.

(g) (1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (2) Global Custodial Services Agreement between Forum Trust, LLC and Citibank, N.A. dated February 2, 2004 (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

     (3) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

(h) (1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

     (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

     (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

     (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

     (5) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (6) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (7) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (8) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number 0001004402-02-000463).

     (9) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

     (10) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).


     (11) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122). .


     (12) Contractual Fee Waiver Agreement between Registrant and Adams, Harkness and Hill, Inc. regarding Winslow Green Growth Fund dated April 30, 2004 (Exhibit incorporated by reference as filed as Exhibit
          (h)(14) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

     (13) Contractual Fee Waiver Agreement between Registrant and Bainbridge Capital Management, LLC regarding Investors Bond Fund and TaxSaver Bond Fund dated July 31, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

     (14) Form of Contractual Fee Waiver Agreement between Registrant and Shaker Investments, LLC regarding Shaker Fund dated July 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

     (15) Contractual Fee Waiver Agreement between Registrant and Mastrapasqua Asset Management regarding Mastrapasqua Growth Fund dated September 16, 2004 (Exhibit incorporated by reference as filed as Exhibit
          (h)(15) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).

     (16) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund dated September 14, 2004 (Exhibit incorporated by reference as filed as Exhibit
          (h)(16) in post-effective No. 154 via EDGAR on October 29, 2004, accession number 0001275125-04-000360).

     (17) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Real Estate Fund dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).

     (18) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141.)

     (19) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (to be filed by further amendment).

     (20) Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund (to be filed by further amendment).

     (21) Contractual  Fee  Waiver   Agreement   between   Registrant  and  Merk
          Investments, LLC regarding Merk Hard Currency Fund (to be filed by further amendment).

     (22) Contractual  Fee  Waiver  Agreement   between   Registrant  and  Dover
          Corporate Responsibility Management LLC regarding Dover Responsibility Fund (to be filed by further amendment).

     (23) Compliance Services Agreement between Registrant and Forum Fund Services, LLC dated October 1, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).


(i)  Opinion and Consent of Counsel(to be filed by further amendment).

(j)  Consent of Independent Auditors (to be filed by futher amendment).


(k)  None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m) (1) Rule 12b-1 Plan dated April 26, 2001 (as amended September 11, 2001) adopted by Registrant for Shaker Fund (A, B, and C Shares), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

     (2) Rule 12b-1 Plan dated August 1, 2002 (as amended November 18, 2002) for Brown Advisory Small-Cap Growth Fund (A Shares) and Brown Advisory Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (3) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (A and C Shares) (Exhibit incorporated by reference as filed as Exhibit m(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (4) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit m(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (5) Rule 12b-1 Plan for Absolute Strategies Fund, Merk Hard Currency Fund and Dover Responsibility Fund (to be filed by further amendment).

(n) (1) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002) adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (2) Rule 18f-3 Plan dated August 1, 2002 (as amended November 18, 2002) adopted by Registrant for Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund
          (Institutional    Shares),    Brown   Advisory    International   Fund
          (Institutional Shares), and Brown Advisory Maryland Bond Fund (Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (3) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (4) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit n(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (5) Rule 18f-3 Plan for Absolute Strategies Fund, Merk Hard Currency Fund and Dover Responsibility Fund (to be filed by further amendment).

(p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p) (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

     (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

     (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (7) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

     (8) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

     (9) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 143 via EDGAR on March 1, 2004, accession number 0001275125-04-000043).

     (10) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).


     (11) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).


     (12) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (13) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 132 via EDGAR on September 26, 2003, accession number 0001004402-03-000501).

     (14) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

     (15) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)
          (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

     (16) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 149 via EDGAR on August 16, 2004, accession number 0001275125-04-000239).

     (17) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (18) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number 0001275125-05-00085).

     (19) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (to be filed by further amendment).

     (20) Code of Ethics adopted by Insight Capital Research & Management, Inc. (to be filed by further amendment).

     (21) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (22) Code of Ethics adopted by Bainbridge Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(22) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (23) Code of Ethics adopted by Absolute Investment Advisers, LLC (to be filed by further amendment).

     (24) Code of Ethics adopted by each sub-adviser to Absolute Strategies Fund (to be filed by further amendment).

     (25) Code of Ethics adopted by Merk Investments, LLC (to be filed by further amendment).

     (26) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (to be filed by further amendment).

Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

ITEM 23.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

ITEM 24.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         10.02. INDEMNIFICATION

                  (a) Subject to the exceptions and limitations contained in Section (b) below:

                  (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

                  (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

(A)      By the court or other body approving the settlement;

(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         (e) Conditional advancing of indemnification  monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

          With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Bainbridge Capital Management, LLC; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

         "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; and Shaker Investments, LLC provide similarly as follows:

         "SECTION  5.  STANDARD  OF CARE.  (a) The  Trust  shall  expect  of the
         Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

         With  respect  to  indemnification  of the  underwriter  of the  Trust,
         Section 8 of the Distribution Agreement provides:

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

                  (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

                  (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement). (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 25.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
(a)      Adams, Harkness & Hill, Inc.

         The description of Adams, Harkness & Hill, Inc. ("AHH") (investment adviser for Winslow Green Growth Fund) contained in Parts A and B of this Post-Effective amendment to the Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         John W Adams                         Chairman and Chief Executive        AHH
                                              Officer
         .................................... ................................... ...................................
         Steven B. Frankel                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Sharon Lewis                         Managing Director                   AHH
         .................................... ................................... ...................................
         Timothy J. McMahon                   Managing Director                   AHH
         .................................... ................................... ...................................
         Theodore L. Stebbins                 Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Benning                         Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Brown                           Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Lawrence F. Calahan, II              Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Cynthia A. Cycon                     Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Francis J. Dailey                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Rick Franco                          Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph W. Hammer                     Managing Director                   AHH
         .................................... ................................... ...................................
         James Kedersha                       Managing Director                   AHH
         .................................... ................................... ...................................
         Russell W. Landon                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Benjamin A. Marsh                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Paul M. Mazzarella                   Managing Director                   AHH
         .................................... ................................... ...................................
         Danny McDonald                       Managing Director                   AHH
         .................................... ................................... ...................................
         James O'Hare                         Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Matthew W. Patsky                    Managing Director                   AHH
         .................................... ................................... ...................................
         Joseph Ranieri                       Managing Director                   AHH
         .................................... ................................... ...................................
         Ronald D. Ree                        Managing Director                   AHH
         .................................... ................................... ...................................
         Jack Robinson                        Managing Director                   AHH
         .................................... ................................... ...................................
         Christopher Sands                    Managing Director                   AHH
         .................................... ................................... ...................................
         Jamie Simms                          Managing Director                   AHH
         .................................... ................................... ...................................
         John Tesoro                          Managing Director                   AHH
         .................................... ................................... ...................................
         Harry E. Wells III                   Managing Director and Clerk         AHH
         .................................... ................................... ...................................
         Carol Werther                        Managing Director                   AHH
         .................................... ................................... ...................................


         Deborah Widener                      Managing Director                   AHH
         .................................... ................................... ...................................
         Sam Wilkins III                      Managing Director                   AHH
         .................................... ................................... ...................................
         Frederick L. Wolf                    Managing Director                   AHH
         .................................... ................................... ...................................
         Allyn C. Woodward Jr.                President and Managing Director     AHH
         .................................... ................................... ...................................
         Stephen Zak                          Managing Director, CFO and          AHH
                                              Treasurer
         .................................... ................................... ...................................
         J. Eric Anderson                     Principal                           AHH
         .................................... ................................... ...................................
         Nancy R. Atcheson                    Principal                           AHH
         .................................... ................................... ...................................
         Barry Bocklett                       Principal                           AHH
         .................................... ................................... ...................................
         Susan Braverman-Lione                Principal                           AHH
         .................................... ................................... ...................................
         Blaine Carroll                       Principal                           AHH
         .................................... ................................... ...................................
         Thomas C. Cochran III                Principal                           AHH
         .................................... ................................... ...................................
         Mike Comerford                       Principal                           AHH
         .................................... ................................... ...................................
         James Corscadden                     Principal                           AHH
         .................................... ................................... ...................................
         Gordon Cromwell                      Principal                           AHH
         .................................... ................................... ...................................
         Vernon Essi                          Principal                           AHH
         .................................... ................................... ...................................
         Rick Faust                           Principal                           AHH
         .................................... ................................... ...................................
         Elizabeth T. Harbison                Principal                           AHH
         .................................... ................................... ...................................
         Robert H. Johnson                    Principal                           AHH
         .................................... ................................... ...................................
         Chris Leger                          Principal                           AHH
         .................................... ................................... ...................................
         Jeff McCloskey                       Principal                           AHH
         .................................... ................................... ...................................
         John F. Murphy                       Principal                           AHH
         .................................... ................................... ...................................
         Bridget O'Brien                      Principal                           AHH
         .................................... ................................... ...................................
         Ben Z. Rose                          Principal                           AHH
         .................................... ................................... ...................................
         Robert Sheppard                      Principal                           AHH
         .................................... ................................... ...................................
         Howard Silfen                        Principal                           AHH
         .................................... ................................... ...................................
         Gordon L. Szerlip                    Principal                           AHH
         .................................... ................................... ...................................
         David Thibodeau                      Principal                           AHH
         .................................... ................................... ...................................
         Charles Trafton                      Principal                           AHH
         .................................... ................................... ...................................
         Mark E. Young                        Principal                           AHH
         .................................... ................................... ...................................
         Alexandra Adams                      Vice President                      AHH
         .................................... ................................... ...................................
         Alexander Arnold                     Vice President                      AHH
         .................................... ................................... ...................................
         Greg Beloff                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Bruno                            Vice President                      AHH
         .................................... ................................... ...................................
         Jerry Buote                          Vice President                      AHH
         .................................... ................................... ...................................
         Joe Buttarazzi                       Vice President                      AHH
         .................................... ................................... ...................................
         Peter Cahill                         Vice President                      AHH
         .................................... ................................... ...................................
         Sarah Cannon                         Vice President                      AHH
         .................................... ................................... ...................................
         Joe Ciardi                           Vice President                      AHH
         .................................... ................................... ...................................
         Ben Conway                           Vice President                      AHH
         .................................... ................................... ...................................
         Dan Coyne                            Vice President                      AHH
         .................................... ................................... ...................................
         Matthew Epstein                      Vice President                      AHH
         .................................... ................................... ...................................
         Frank Gaul                           Vice President                      AHH
         .................................... ................................... ...................................
         James Jasinski                       Vice President                      AHH
         .................................... ................................... ...................................
         Michael Landry                       Vice President                      AHH
         .................................... ................................... ...................................
         Tim Leland                           Vice President                      AHH
         .................................... ................................... ...................................
         Jeff Liguori                         Vice President                      AHH
         .................................... ................................... ...................................
         Michael Moses                        Vice President                      AHH
         .................................... ................................... ...................................
         Cindy Mulica                         Vice President                      AHH
         .................................... ................................... ...................................
         Sandra Notardonato                   Vice President                      AHH
         .................................... ................................... ...................................
         Channing Page                        Vice President                      AHH
         .................................... ................................... ...................................
         Lynn Pieper                          Vice President                      AHH
         .................................... ................................... ...................................
         Andrew Pojani                        Vice President                      AHH
         .................................... ................................... ...................................
         Ryan Rauch                           Vice President                      AHH
         .................................... ................................... ...................................
         Felicia Reed                         Vice President                      AHH
         .................................... ................................... ...................................


         Laura Richardson                     Vice President                      AHH
         .................................... ................................... ...................................
         Marvin Ritchie                       Vice President                      AHH
         .................................... ................................... ...................................
         Patrick Sherbrooke                   Vice President                      AHH
         .................................... ................................... ...................................
         Jeffrey Sihpol                       Vice President                      AHH
         .................................... ................................... ...................................
         Jonathan Skinner                     Vice President                      AHH
         .................................... ................................... ...................................
         Amalia Spera                         Vice President                      AHH
         .................................... ................................... ...................................
         Jennifer St. Germain                 Vice President                      AHH
         .................................... ................................... ...................................
         Curtis Thom                          Vice President                      AHH
         .................................... ................................... ...................................
         Lisa Thors                           Vice President                      AHH
         .................................... ................................... ...................................
         Katie Tiger                          Vice President                      AHH
         .................................... ................................... ...................................
         Scott Van Winkle                     Vice President                      AHH
         .................................... ................................... ...................................
         Tim Vetrano                          Vice President                      AHH
         .................................... ................................... ...................................
         Kevin Wagner                         Vice President                      AHH
         .................................... ................................... ...................................
         Rebecca Warsofsky                    Vice President                      AHH
         .................................... ................................... ...................................

(b) AH Lisanti Capital Growth, LLC

         The description of AH Lisanti Capital Growth, LLC ("AH Lisanti") (Investment Advisor to Adams Harkness Small Cap Growth Fund) contained in Parts A and B of Post-Effective Amendment No. 142 (accession number 0001275125-04-000027) to the Trust's Registration Statement, is incorporated by reference herein. The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ....................................
         Mary Lisanti                         President                           AH Lisanti
         .................................... ................................... ...................................
         Timothy J. McMahon                   Director                            AH Lisanti
                                              ................................... ....................................
                                              Managing Director and CEO           AHH
                                                                                  60 State Street, Boston,
                                                                                  Massachusetts 02104
         .................................... ................................... ...................................
         Stephen Zak                          Director                            AH Lisanti
                                              ................................... ....................................
                                              Managing Director, CFO and          AHH
                                              Treasurer                           60 State Street, Boston,
                                                                                  Massachusetts 02104
                                              ................................... ....................................

(c) Austin Investment Management, Inc.

         The description of Austin Investment Management, Inc. ("Austin") (investment adviser to Austin Global Equity Fund) contained in Parts A and B of Post-Effective Amendment No. 131 (accession number 0001004402-03-000446) to the Trust's Registration Statement, is incorporated by reference herein. The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature. The address of Austin is 375 Park Avenue, New York, New York 10152.

         Name                                 Title                               Business Connection
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin
                                              Secretary

(d) Auxier Asset Management LLC

         The description of Auxier Asset Management LLC ("Auxier") (investment adviser for Auxier Focus Fund) contained in Parts A and B of Post-Effective Amendment No. 149 (accession number 0001275125-04-000239) to the Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ..................................
         James J. Auxier                      Chief Executive Officer              Auxier
         .................................... .................................... ..................................
         Shauna C. Tweedy                     Chief Financial Officer              Auxier

(e) Bainbridge Capital Management, LLC

         The description of Bainbridge Capital Management, LLC, ("BCM") (investment adviser to Investors Bond Fund and TaxSaver Bond Fund)
         contained in Parts A and B of Post-Effective Amendment No. 131 (accession number 0001004402-03-000446) to the Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of BCM, including their business connections, which are of a substantial nature. The address of BCM is Two Portland Square, Portland, ME 04101 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Jeffrey A. Maffett                   Senior Vice President                BCM
                                              .................................... ...................................
                                              President                            Colonial Banc Corporation
                                                                                   110 West Main Street
                                                                                   Eaton, Ohio 45320
         .................................... .................................... ...................................
         Richard J. Berthy                    President, Secretary                 BCM
                                              .................................... ...................................
                                              President, Chief Executive Officer   ConSELLtant Group Corporation
                                                                                   Two Prestige Place, Suite 340
                                                                                   Dayton, Ohio 45342

         .................................... .................................... ...................................
          Les C. Berthy                        Director, Vice President and         BCM
                                              Senior Portfolio Manager
                                              .................................... ...................................
                                              Portfolio Manager                    Forum Investment Advisors, LLC
         .................................... .................................... ...................................
         Carl Bright                          Vice President                       BCM
                                              .................................... ...................................
                                              Regional Sales Manager               Forum Fund Services, LLC

(f)      Brown Investment Advisory Incorporated
         The description of Brown Investment Advisory Incorporated ("Brown") (investment adviser to Brown Advisory Intermediate Income Fund) contained in Parts A and B of Post-Effective Amendment No. 148 (accession number 0001275125-04-000226) to the Trust's Registration Statement, is incorporated by reference herein.

         The description of Brown (investment adviser to Brown Advisory Small-Cap Growth Fund and Brown Advisory Growth Equity Fund) contained in Parts A and B of Post-Effective Amendment No. 135 (accession number 0001004402-03-000508) to the Trust's Registration Statement, are incorporated by reference herein.

         The description of Brown (investment adviser to Brown Advisory Maryland Bond Fund) contained in Parts A and B of Post-Effective Amendment No. 135 (accession number 0001004402-03-000508) to the Trust's Registration Statement, is incorporated by reference herein.

         The description of Brown (investment adviser to Brown Advisory International Fund) contained in Parts A and B of Post-Effective Amendment No. 148 (accession number 0001275125-04-000226) to the Trust's Registration Statement, is incorporated by reference herein.

         The description of Brown (investment advisor to Brown Advisory Value Equity Fund) contained in Parts A and B of Post-Effective Amendment No. 148 (accession number 0001275125-04-000226) to the Trust's Registration Statement, is incorporated by reference herein.

         The description of Brown (investment advisor to Brown Advisory Small-Cap Value Fund) contained in Parts A and B of Post-Effective Amendment No. 136 (accession number 0001004402-03-000539) to the Trust's Registration Statement, is incorporated by reference herein.

         The description of Brown (investment advisor to Brown Advisory Real Estate Fund) contained in Parts A and B of Post-Effective Amendment No. 138 (accession number 0001004402-03-000609) to the Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Capital

         Holdings,  Inc. is 901 S. Bond  Street,  Suite 400,
         Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President                            Brown
                                              .................................... ..................................
                                              Director and Chief Executive         Brown Investment Advisory and
                                              Officer, Trustee                     Trust Company
                                              .................................... ..................................
                                              President and Chief Executive        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
                                              President                            Maryland Zoological Society
                                                                                   Baltimore 200
                                                                                   Druid Hill Park
                                                                                   Baltimore, MD 21210
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
                                                                                   212 Washington Avenue
                                                                                   P.O. Box 5402
                                                                                   Towson, MD 21285-5402
         .................................... .................................... ..................................
         David M. Churchill                   Treasurer                            Brown
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Investment Advisory and
                                              Officer                              Trust Company
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Edward K. Dunn III                   Secretary                            Brown
                                              .................................... ..................................
                                              Secretary                            Brown Investment Advisory and
                                                                                   Trust Company

(g) Cardinal Capital Management, L.L.C.

         The description of Cardinal Capital Management, L.L.C. ("Cardinal) (Sub-Advisor to Brown Advisory Small-Cap Value Fund) contained in Parts A and B of Post-Effective Amendment No. 132 (accession number 0001004402-03-000501) to the Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 068330 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Amy K. Minella                       Partner                              Cardinal
         .................................... .................................... ...................................
         Eugene Fox                           Partner                              Cardinal
         .................................... .................................... ...................................
         Robert B. Kirkpatrick                Partner                              Cardinal
         .................................... .................................... ...................................
         Thomas J. Spelman                    Managing Director/Chief Financial    Cardinal
                                              Officer

(h) D.F. Dent and Company, Inc.

          The description of D.F. Dent and Company, Inc. ("D.F. Dent") (investment adviser for DF Dent Premier Growth Fund) contained in Parts A and B of Post-Effective Amendment No. 137 (accession number 0001004402-03-000559) to the Trust's Registration Statement, is incorporated by reference herein. The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Daniel F. Dent                       President and Treasurer              D.F. Dent
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President and Secretary         D.F. Dent
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent

(i) H.M. Payson & Co.

         The description of H.M. Payson & Co. (investment adviser to Payson Value Fund and Payson Total Return Fund) contained in Parts A and B of Post-Effective Amendment No. 131 (accession number 0001004402-03-000446) to the Trust's Registration Statement, is incorporated by reference herein.

          The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................

(j)      King Investment Advisors, Inc.

         The description of King Investment Advisors, Inc. ("King") (investment adviser to Fountainhead Special Value Fund) contained in Parts A and B of Post-Effective Amendment No. 143 (accession number 0001275125-04-000043) to the Trust's Registration Statement, is incorporated by reference herein. The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Roger E. King                        Chairman and President               King
         .................................... .................................... ..................................
         John R. Servis                       Director                             King
                                              .................................... ..................................
                                              Owner, Commercial Real Estate        John R. Servis Properties
                                                                                   602 Hallie, Houston, TX  77024
         .................................... .................................... ..................................
         Pat H. Swanson                       Compliance Officer                   King
         .................................... .................................... ..................................
         Jane D. Lightfoot                    Secretary/Treasurer                  King

(k) Mastrapasqua & Associates, Inc.

         The description of Mastrapasqua & Associates, Inc. ("Mastrapasqua") (investment adviser to Mastrapasqua Growth Value Fund) contained in Parts A and B of Post-Effective Amendment No. 135 (accession number 0001004402-03-000508) to the Trust's Registration Statement, is incorporated by reference herein. The following chart reflects the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                              Security Analyst
         .................................... .................................... ..................................
         Mauro M. Mastrapasqua                First Vice President-E Commerce      Mastrapasqua
                                              and Strategy Associate Portfolio
                                              Manager

(l) Philadelphia International Advisors, LP

         The description of Philadelphia International Advisors, LP, ("PIA") (Sub-Advisor to Brown Advisory International Fund) contained in Parts A and B of Post-Effective Amendment No. 125 (accession number 0001004402-03-000044) to the Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Andrew B. Williams, CFA              Chief Investment Officer and         PIA
                                              Lead Portfolio Manager
                                              .................................... ...................................
                                              Treasurer                            Treasurer, Germantown Friends'
                                                                                   School
                                                                                   31 West Coulter Street
                                                                                   Philadelphia, PA 19144
         .................................... .................................... ...................................
         Robert C. Benthem de Grave           Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Frederick B. Herman, III, CFA        Portfolio Manager                    PIA
                                                                                   ...................................
                                              ....................................
                                              Board Member                         Japan America Society of Greater
                                                                                   Philadelphia
                                                                                   200 South Broad Street, Suite 700
                                                                                   Philadelphia, PA 19102
         .................................... .................................... ...................................
         Peter W. O'Hara, CFA                 Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Christopher S. Delpi, CFA            Director of Research                 PIA
         .................................... .................................... ...................................
         James S. Lobb                        Managing Director of Sales &         PIA
                                              Service
                                              .................................... ...................................
                                              Board Member                         Riddle Memorial Hospital
                                                                                   1068 West Baltimore Pike
                                                                                   Media, PA 19063
         .................................... .................................... ...................................
         Jane A. Webster                      Director of Sales                    PIA
         .................................... .................................... ...................................
         Kent E. Weaver, Jr.                  Director of Client Service           PIA
         .................................... .................................... ...................................
         Mary T. Evans                        Director of Portfolio                PIA
                                              Administration

(m) Polaris Capital Management, Inc.

          The description of Polaris Capital Management, Inc. ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of Post-Effective Amendment No 129 (accession number 0001004402-03-000293) to the Trust's Registration Statement, is incorporated by reference herein. The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              President                            Boston Investor Services, Inc.

(n) Shaker Investments, LLC

         The description of Shaker Investments, L. L. C. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of Post-Effective Amendment No. 131 (accession number 0001004402-03-000446) to the Trust's Registration Statement, is incorporated by reference herein. The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Edward Paul Hemmelgarn               President, Chief Investment       Shaker
                                              Officer and Director
                                              ................................. .....................................

(o) Windowpane Advisors, LLC

         The description of Windowpane Advisors, LLC ("Windowpane") (investment adviser for the Jordan Opportunity Fund) contained in Parts A and B of Post-Effective Amendment No. 150 (accession number 0001275125-04-000301) to the Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael Stolper                      President                         Windowpane
         .................................... ................................. .....................................
         Barbara Ann Malone                   Managing Director                 Windowpane
         .................................... ................................. .....................................

(p) Hellman, Jordan Management Co., Inc.

         The description of Hellman, Jordan Management Co., Inc. ("Hellman") (sub-adviser for the Jordan Opportunity Fund) contained in Parts A and B of Post-Effective Amendment No. 150 (accession number 0001275125-04-000301) to the Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of Hellman, including their business connections, which are of a substantial nature. The address of Hellman is 75 State Street, Boston, Massachusetts 02109 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Gerald R. Jordan, Jr.                President                         Hellman
         .................................... ................................. .....................................
         Gerald Reid Jordan                   Executive Vice President          Hellman
         .................................... ................................. .....................................
         Nicholas Gleysteen                   Senior Vice President             Hellman
         .................................... ................................. .....................................
         Susan G. Lynch                       Vice President                    Hellman
         .................................... ................................. .....................................
         Luke Murphy                          Vice President                    Hellman
         .................................... ................................. .....................................
         Ethan T. Brown                       Vice President                    Hellman
         .................................... ................................. .....................................

(q) Insight Capital Research & Management, Inc.


         The description of Insight Capital Research & Management, Inc. ("Insight") (adviser for the ICRM Small-Cap Growth Fund) contained in Parts A and B of Post-Effective Amendment No. 151(accession number 0001275125-04-000313) to the Trust's Registration Statement, is incorporated by reference herein.

         The following chart reflects the directors and officers of Insight, including their business connections, which are of a substantial nature. The address of Insight is 2121 N. California Blvd., Walnut Creek, California 94596 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         James O. Collins                     Chief Executive Officer           Insight
         .................................... ................................. .....................................
         Lisa Miller                          Executive Vice President          Insight
         .................................... ................................. .....................................
         Charles Gehring                      Vice President                    Insight
         .................................... ................................. .....................................

(r)      Walter Scott & Partners Limited

         The description of Walter Scott & Partners Limited ("Walter Scott") (sub-adviser to Brown Advisory International Fund) contained in Parts A and B of Post-Effective Amendment No. 152 (accession number 0001275125-04-000331) to the Trust's Registration Statement.

         The following chart reflects the directors and officers of Walter Scott, including their business connections, which are of a substantial nature. The address of Walter Scott is One Charlotte Square, Edinburgh, Scotland EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Walter G. Scott                      Chairman                             Walter Scott
         .................................... .................................... ....................................
         John Clark                           Director                             Walter Scott
         .................................... .................................... ....................................
         Marilyn R. Harrison                  Director                             Walter Scott
         .................................... .................................... ....................................
         Kenneth J. Lyall                     Director                             Walter Scott
         .................................... .................................... ....................................
         James D. Smith                       Director                             Walter Scott
         .................................... .................................... ....................................
         Pamela J. Maxton                     Director                             Walter Scott
         .................................... .................................... ....................................
         Alistair Lyon-Dean                   Secretary and Compliance Officer     Walter Scott
         .................................... .................................... ....................................
         Alan McFarlane                       Managing Director                    Walter Scott
         .................................... .................................... ....................................
         Frances S. Bentley-Hamlyn            Director                             Walter Scott
         .................................... .................................... ....................................
         Rodger H. Nisbet                     Director                             Walter Scott
         .................................... .................................... ....................................

(s) The description of Absolute Investment Advisers, LLC ("Absolute") (adviser of Absolute Strategies Fund) contained in Parts A and B of this Post-Effective Amendment to the Trust's Registration Statement, is incorporated by reference herein.

         The chart reflecting the officers of Absolute, including their business connections that are of a substantial nature, will be filed by further amendment.

(t) The description of the sub-advisers to Absolute Strategies Fund contained in Parts A and B of this Post-Effective Amendment to the Trust's Registration Statement is incorporated by reference herein.

         The chart reflecting the officers of the sub-advisers, including their business connections that are of a substantial nature, will be filed by further amendment.

(u) Merk Investments, LLC

         The description of Merk Investments,  LLC ("Merk")  (investment adviser
         for  Merk  Hard  Currency   Fund)   contained  in  Parts  A  and  B  of
         Post-Effective Amendment No. 162.

         The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue, Palo Alto, CA 94301and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Axel Merk                            President                            Merk
         .................................... .................................... ..................................
         Kimberly Schuster                    Chief Compliance Officer             Merk
         .................................... .................................... ..................................

(v) Dover Corporate Responsibility Management LLC

         The description of Dover Corporate Responsibility Management LLC ("Dover") (investment adviser for Dover Responsibility Fund) contained in Parts A and B of Post-Effective Amendment No. 163. The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Richard M. Fuscone                   Chairman                             Dover
         .................................... .................................... ..................................
         Michael P. Castine                   President                            Dover
         .................................... .................................... ..................................
         Christopher J. Wolfe                 Director of Research                 Dover
         .................................... .................................... ..................................

ITEM 26.  PRINCIPAL UNDERWRITERS


(a) Foreside Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


         Century Capital Management Trust                 ICM Series Trust
         The Cutler Trust                                 Monarch Funds
         Forum Funds                                      Sound Shore Fund, Inc.
         Henderson Global Funds

(b)      The  following  are  officers  of  Foreside  Fund  Services,  LLC,  the
         Registrant's underwriter. Their business address is Two Portland Square, Portland, Maine 04101.


         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Carl A. Bright                        President & Treasurer              None
         ..................................... .................................. ...................................
         Nanette K. Chern                      Vice President & Secretary         None
         ..................................... .................................. ...................................
         Richard J. Berthy                     Vice President & Assistant         None
                                               Treasurer
         ..................................... .................................. ...................................
         Mark A. Fairbanks                     Vice President & Assistant         None
                                               Secretary
         ..................................... .................................. ...................................

(c)      Not Applicable.

ITEM 27.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 28.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 29.  UNDERTAKINGS

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on April 13, 2005.



                                              FORUM FUNDS


                                          By: /s/ Carl A. Bright
                                              ----------------------------------
                                              Carl A. Bright, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on April 13, 2005.


(a)      Principal Executive Officer

         /s/ Carl A. Bright
         ---------------------------
         Carl A. Bright
         President

(b)      Principal Financial Officer

         /s/ Stacey E. Hong
         ---------------------------
         Stacey E. Hong
         Treasurer

(c) A majority of the Trustees


         John Y. Keffer, Trustee
         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

By:      /s/ David I. Goldstein
         ---------------------------
         David I. Goldstein
         Attorney in fact*

     *Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                  EXHIBIT LIST